Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004



April 29, 2008



VIA EDGAR


US Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:   The World Insurance Trust:  Post-Effective Amendment No. 8 ("PEA No. 8")
       (File Nos. 333-85528 and 811-21072)


Ladies and Gentlemen:

On behalf of our client, The World Insurance Trust (the "Trust"), we are filing, pursuant to Rule 485(b) under the Securities Act of 1933 and under the Investment Company Act of 1940, PEA No. 8 to the Trust's Registration Statement on Form N-1A, together with all exhibits thereto. The purpose of PEA No. 8 is to incorporate the Trust's updated financial information for the fiscal year ended December 31, 2007, and to make other non-material changes.

I hereby certify that PEA No. 8 does not contain disclosure that renders it ineligible to be filed under Rule 485(b).

Please contact me at (202) 739-5662 with your questions or comments.

Sincerely,

/s/ Thomas S. Harman

Thomas S. Harman


Enclosures

As filed with the U.S. Securities and Exchange Commission on April 30, 2008

                                  1933 Act Registration No. 333-85528
                                  1940 Act Registration No. 811-21072


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (X)
                       Pre-Effective Amendment No.___ ( )
                       Post-Effective Amendment No. 8 (X)

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 (X)
                               Amendment No. 9 (X)


                            THE WORLD INSURANCE TRUST
                       ------ --------------------------
               (Exact Name of Registrant as Specified in Charter)

             8730 Stony Point Parkway, Suite 205, Richmond, VA 23235
        ------ --------------------------------------------------------
                    (Address of Principal Executive Offices)
                  Registrant's Telephone Number: (804) 267-7400


                                Thomas S. Harman
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Avenue, NW
                              Washington, DC 20004
                       ----------- ---------------------
                     (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective:
__ immediately upon filing pursuant to paragraph (b) of Rule 485 x__ on May 1 2008 pursuant to paragraph (b)(1)(v) of Rule 485
__ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
__ on (date) pursuant to paragraph (a)(1) of Rule 485
__ 75 days after filing pursuant to paragraph (a)(2) of Rule 485
__ on (date) pursuant to paragraph (a)(2) of Rule 485

                                   PROSPECTUS

                            The World Insurance Trust

                              CSI Equity Portfolio


                       [GRAPHIC OMITTED][GRAPHIC OMITTED]


                          Prospectus dated May 1, 2008






This prospectus describes the CSI Equity Portfolio (the "Portfolio"), a series of shares offered by The World Insurance Trust (the "Trust"). To obtain a prospectus, please call (800) 653-1035. The Portfolio seeks long-term growth of capital by investing in a diversified portfolio of equity securities.











As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or completeness of this prospectus. It is a criminal offense to suggest otherwise.

                                TABLE OF CONTENTS

                                                                   PAGE

Risk/Return Summary..................................................1
Fees and Expenses....................................................3
Objective and Strategies.............................................3
Risks................................................................4
Disclosure of Portfolio Holdings.....................................5
Management...........................................................5
Shareholder Information..............................................6
Buying and Selling Shares............................................7
Distribution and Taxes...............................................9
Financial Highlights................................................10
Additional Information......................................Back Cover

                               RISK/RETURN SUMMARY

Investment Objective - Long-term growth of capital.

Principal Investment Strategies - The Portfolio seeks to achieve growth of capital by investing in a diversified portfolio consisting primarily of equity securities, such as common stocks and securities convertible into common stocks. Under normal circumstances, the Portfolio will invest at least 80% of its assets in such securities. The Portfolio utilizes both value and growth oriented investment strategies in the security selection process.

The Portfolio's assets will be invested on a global basis to take advantage of investment opportunities both within the U.S. and outside of the U.S. The foreign securities which the Portfolio purchases may be bought directly in their principal markets or may be acquired through the use of sponsored and unsponsored depositary receipts. While the Portfolio intends to remain substantially invested in common stocks and securities convertible into common stocks, it may invest in high quality money market instruments during times when excess cash is generated or when cash is held pending investment in suitable securities. Such money market investments include short-term U.S. Government securities or other forms of indebtedness, such as bonds, certificates of deposit or repurchase agreements.

Principal Risks - The principal risk of investing in the Portfolio is that the value of its investments are subject to market, economic and business risk that may cause the Portfolio's net asset value ("NAV") to fluctuate over time. Therefore, the value of your investment in the Portfolio could decline and you could lose money. There is no assurance that the adviser will achieve the Portfolio's objective.

The Portfolio's investments in foreign securities may involve financial, economic or political risks not ordinarily associated with U.S. securities. The Portfolio's NAV may be affected by: changes in exchange rates between foreign currencies and the U.S. dollar, different regulatory standards, less liquidity and more volatility than U.S. securities, taxes, and adverse social or political developments.

Stock Market Risk - The Portfolio is subject to stock market risk. Stock market risk is the possibility that stock prices overall will decline over short or long periods. Because stock prices tend to fluctuate, the value of your investment in the Portfolio may increase or decrease. In addition, the Portfolio may invest in a smaller number of issuers than other equity funds. This emphasis in fewer issues could produce more volatile performance in comparison to other funds that invest in a larger number of holdings.

Manager Risk - The Portfolio's investment success depends on the skill of the adviser in evaluating, selecting and monitoring the portfolio assets. If the adviser's conclusions about growth rates or securities values are incorrect, the Portfolio may not perform as anticipated.

Investment Style Risk - The returns of the Portfolio's equity investment style may lag the returns of the overall stock market. For example, the Portfolio utilizes both value and growth oriented investment strategies in the security selection process but may rely more heavily on value or growth in different markets. Growth stocks may perform well under circumstances in which value stocks in general have fallen, and vice-versa.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information - The bar chart and table show how the Portfolio has performed in the past and gives some indication of the risks of investing in the Portfolio. Both assume that all dividends and distributions are reinvested in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table compares the average annual total return of the Portfolio for the period ended December 31, 2007 to the Standard & Poor's 500 Index ("S&P 500 Index") and the Lipper Global Large Cap Core Index. This performance information does not include the impact of any charges deducted by your insurance company. If it did, performance would be lower. Please keep in mind that past performance may not indicate how well the Portfolio will perform in the future.

[bar chart goes here]
CSI Equity Portfolio
Total Return

2003    25.22%
2004    10.64%
2005     4.90%
2006    17.91%
2007     8.54%

[end bar chart]

During the years shown in the bar chart, the highest return for a calendar quarter was 11.72% (quarter ending June 30, 2003) and the lowest return for a calendar quarter was (2.48%) (quarter ending September 30, 2004).

                                 Average Annual Total Returns
                           (for the period ending December 31, 2007)

                                One Year      Since Inception*

CSI Equity Portfolio               8.54%            12.31%
[GRAPHIC OMITTED]

S&P 500 Index(1)(2)                3.53%            11.01%
Lipper Global Large
   Cap Core Index(2)(3)            11.20%           14.79%

o     Commencement of operation was September 20, 2002.

(1) The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
(2) The Fund has historically used the Lipper Global Large Cap Core Index to measure its performance. Effective immediately, the Fund will use the S&P 500 Index to measure its performance. The Adviser believes that the S&P 500 Index is a more accurate comparison for the Fund's portfolio characteristics.
(3) The Lipper Global Large Cap Core Index is an unmanaged index. The Lipper Global Large Cap Core Index tracks total return performance of the largest funds within the Lipper Global Large Cap Core category. The Lipper Global Large Cap Core category includes funds that, by portfolio practice, invest at least 75% of their equity assets in companies both inside and outside of the United States with market capitalizations (on a three year weighted basis) greater than 400% of the 75th market capitalization percentile of the S&P/Citigroup World Broad Market Index. Large Cap Core funds typically have an average price to cash flow ratio, price-to-book ratio and 3 years sales per share growth value compared to the S&P/Citigroup World BMI. The index is not adjusted to reflect deductions for fees, expenses or taxes that the SEC requires to be reflected in the Fund's performance.


                                FEES AND EXPENSES

The following table describes the fees and expenses that you will pay directly or indirectly in connection with an investment in the Portfolio. The annual operating expenses, which cover the costs of investment management, administration, accounting and shareholder communications, are shown as an annual percentage of the average daily net assets. The amounts set forth below do not reflect the fees and expenses of the insurance contract that are charged by your insurance company, which would increase overall expenses. For information on such fees and expenses, please review the prospectus for the shares of the separate account in which you are invested.

Annual Operating Expenses (expenses that are deducted from the Portfolio's assets)

Management Fee                                          1.00%
Distribution (12b-1) and Service Fees                    -
Other Expenses                                          0.58%
     Shareholder Transaction Fees                           -
                                                         -----

Total Annual Portfolio Operating Expenses               1.58%
Fee Waivers and/or Expense Reimbursements              (0.33%)
                                                       -------
Net Expenses(1)                                         1.25%
                                                        =====

(1) In the interest of limiting expenses of the Portfolio, CSI Capital Management, Inc. and Commonwealth Shareholder Services, Inc. (collectively, the "Service Providers") have entered into a contractual expense limitation agreement with the Portfolio. Pursuant to the agreement, the Service Providers have agreed to waive or limit their fees and to assume other expenses so that the ratio of total annual operating expenses of the Portfolio is limited to 1.25% until December 31, 2008.

Example:

The following expense examples show the expenses that you could pay over time. They will help you compare the costs of investing in the Portfolio with the costs of investing in other mutual funds. Each example assumes that you invest $10,000 in the Portfolio, you reinvest all dividends and distributions in additional shares of the Portfolio, and then you redeem all of your shares at the end of the periods indicated. Each example assumes that you earn a 5% annual return, with no change in Portfolio expense levels. The expense example does not include the fees or expenses of the insurance contract that are charged by your insurance company; if included, the costs shown below would be higher. Because actual return and expenses will be different, the examples are for comparison only. Based on these assumptions, your costs would be:

       1 Year(1)     3 Years(1)      5 Years(1)     10 Years(1)
       ---------     ----------      ----------     -----------

       $127          $467             $829            $1,850

(1) Reflects the cap imposed by the expense limitation agreement.

                            OBJECTIVE AND STRATEGIES

The investment objective of the Portfolio is long-term growth of capital.

The Portfolio's investment objective is fundamental and may not be changed without the shareholder approval. There is no assurance that the Adviser will achieve the Portfolio's investment objective. The Portfolio will seek to achieve its investment objective by investing in a diversified portfolio consisting primarily of equity securities, such as common stocks and securities convertible into common stocks. Under normal circumstances, the Portfolio will have at least 80% of its assets invested in such securities. This is not a fundamental policy and may be changed by the Board of Trustees of the Trust, without a vote of shareholders, upon 60 days' prior notice. The Portfolio will not be limited to investing in securities of companies of any size or to securities traded in any particular market. In addition, the Portfolio uses both value and growth oriented investment strategies in the security selection process.

The Portfolio's assets will be invested on a global basis to take advantage of investment opportunities both within the U.S. and outside the U.S. The foreign securities which the Portfolio purchases may be bought directly in their principal markets or may be acquired through the use of sponsored and unsponsored American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") and other types of Depositary Receipts (collectively "Depositary Receipts"), to the extent such Depositary Receipts become available. ADRs are Depositary Receipts typically issued by a U.S. bank or trust company evidencing ownership of underlying foreign securities. GDRs, EDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or a U.S. corporation. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. For purposes of the Portfolio's investment policies, investments in Depositary Receipts will be deemed to be investments in the underlying securities.

While the Portfolio intends to remain substantially invested in common stocks and securities convertible into common stocks, it may invest in high quality money market instruments during times when excess cash is generated or when cash is held pending investment in suitable securities. Such money market investments include short-term U.S. Government securities or other forms of indebtedness, such as bonds, certificates of deposit or repurchase agreements.

Securities under consideration for purchase must meet a variety of criteria. No particular formulas are used, but rather emphasis is placed on those companies which the adviser believes are most likely to prosper under various economic conditions and which have demonstrated the ability to produce reliable earnings or dividend growth over the years. Among other things, balance sheet analysis, return on equity, price/earnings ratios and relative strength are included in the investment adviser's decision making process.

In determining which portfolio securities to sell, the adviser considers the following: 1) when, in the adviser's opinion, the price of the shares is either not likely to increase or may decline because of its views on the prospects for the individual company or industry in which the company operates or general economics conditions; or 2) when the adviser thinks that the company fundamentals can no longer justify the price at which the stock trades.

                                      RISKS

Foreign Investing Risk - The Portfolio's investments in foreign securities may involve risks that are not ordinarily associated with U.S. securities. Foreign companies are not generally subject to the same accounting, auditing and financial reporting standards as are domestic companies. Therefore, there may be less information available about a foreign company than there is about a domestic company. Certain countries do not honor legal rights enjoyed in the U.S. In addition, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments, which could affect U.S. investments in those countries.

Investments in foreign companies often are made in the foreign currencies, subjecting the investor to the risk of currency devaluation or exchange rate risk. In addition, many foreign securities markets have substantially less trading volume than the U.S. markets, and securities of some foreign issuers are less liquid and more volatile than securities of domestic issuers. These factors make foreign investment more expensive for U.S. investors. Mutual funds offer an efficient way for individuals to invest abroad, but the overall expense ratios of mutual funds that invest in foreign markets are usually higher than those of mutual funds that invest only in U.S. securities.

Since the Portfolio may invest globally across U.S. and foreign markets, there is the risk that the Portfolio may underperform if the adviser decides to overweight a market that underperforms.

Depositary Receipts - In addition to the risks of foreign investment applicable to the underlying securities, unsponsored Depositary Receipts may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U.S. bank, may not provide additional financial and other information to the bank or the investor, or that such information in the U.S. market may not be current.

Temporary Defensive Positions - When the adviser believes that investments should be deployed in a temporary defensive posture because of economic or market conditions, the Portfolio may invest up to 100% of its assets in U.S. Government securities (such as bills, notes, or bonds of the U.S. Government, its agencies or instrumentalities) or other forms of indebtedness such as bonds, certificates of deposits or repurchase agreements (for the risks involved in repurchase agreements see the Statement of Additional Information (the "SAI")).

For temporary defensive purposes, the Portfolio may hold cash or debt obligations denominated in U.S. dollars or foreign currencies. These debt obligations include U.S. and foreign government securities and investment grade corporate debt securities, or bank deposits of major international institutions. When the Portfolio is in a temporary defensive position, it is not pursuing its stated investment policies. The adviser decides when it is appropriate to be in a defensive position. It is impossible to predict how long such defensive strategies will be utilized.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Portfolio's policies and procedures with respect to the disclosure of it's portfolio securities is available in the SAI.

                                   MANAGEMENT

The Trust - The Trust was organized as a Delaware statutory trust on March 19, 2002. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act") and is commonly known as a "mutual fund". The Trust has retained the adviser to manage all aspects of the investments of the Portfolio and to assist with certain administrative and shareholder services for the Portfolio.

Adviser - CSI Capital Management, Inc. (the "Adviser") located at 600 California Street, 18th Floor, San Francisco, CA 94108 serves as the adviser, manages the investments of the Portfolio and provides certain administrative and shareholder services to the Portfolio pursuant to an Investment Management Agreement. Under the Investment Management Agreement, the Adviser, subject to the general supervision of the Board of Trustees of the Trust, manages the Portfolio in accordance with its investment objective and policies, makes decisions with respect to, and places orders for, all purchases and sales of portfolio securities, and maintains related records. In addition, the Adviser also provides certain administrative and shareholder servicing functions to the Portfolio.

The Investment Management Agreement authorizes the Adviser to delegate and sub-contract its administrative and shareholder servicing functions to a qualified third party, including delegation to any insurance company that invests, directly or through a separate account, in the Portfolio; provided, however, that the compensation of such person or persons shall be paid by the Adviser (and not the Portfolio), and that the Adviser shall be as fully responsible to the Trust for the acts and omissions of any delegate as it is for its own acts and omissions. The administrative and shareholder services contemplated to be delegated under this section shall not include any investment advisory functions, as advisory services are not delegable other than in accordance with the 1940 Act.

Pursuant to the Investment Management Agreement, the Adviser provides investment advisory services for an annual fee of 1.00% of the average daily net assets of the Portfolio. Certain administrative and shareholder services are the responsibility of the Adviser and are sub-contracted to a third party service provider for an annual fee of up to 0.35% of the average daily net assets of the Fund. These fees are paid by the Adviser and not the Fund. For the fiscal year ended December 31, 2007, the Adviser earned fees at the annual rate of 1.00%.

The Adviser and CSS, collectively referred to as the "Service Providers", have contractually agreed to waive fees and reimburse the Portfolio for expenses in order to limit operating expenses to 1.25% of average daily net assets through December 31, 2008.

A discussion regarding the basis for the Board of Trustees' approval of the investment management agreement is available in the Portfolio's Annual Report to Shareholders for the period ended December 31, 2007.

The Service Providers will be entitled to reimbursement of fees waived or remitted by the Service Providers to the Portfolio. The total amount of reimbursement recoverable by the Service Providers is the sum of all fees previously waived or remitted by the Service Providers to the Portfolio during any of the previous thee years, less any reimbursement previously paid by the Portfolio to the Service Providers with respect to any waivers, reductions and payments made with respect to the Portfolio.

Mr. Leland Faust, who has been the President of the Adviser since its formation in 1978, has been the portfolio manager of the Portfolio since its inception on September 1, 2002. Since 1997, the Adviser and Mr. Faust have also served as the adviser and portfolio manager to the CSI Equity Fund, a series of shares offered by another open-end management investment company registered under the 1940 Act.

The SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of shares of the Portfolio.

                             SHAREHOLDER INFORMATION

The Portfolio's share price, called its NAV per share, is determined as of the close of trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each business day (the "Valuation Time") that the NYSE is open. As of the date of this prospectus, the Portfolio is informed that the NYSE observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. NAV per share is computed by adding the total value of the Portfolio's investments and other assets, subtracting any liabilities and then dividing by the total number of shares outstanding.

Shares of the Portfolio are bought, sold or exchanged at the NAV price per share next determined after a request has been received in proper form. Any request received in proper form before the Valuation Time, will be processed the same business day. Any request received in proper form after the Valuation Time, will be processed the next business day.

The Portfolio's securities are valued at current market prices. Investments in securities traded on the national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Depositary Receipts will be valued at the closing price of the instrument last determined prior to the Valuation Time unless the Trust is aware of a material change in value. Securities for which such a value cannot be readily determined on any day will be valued at the closing price of the underlying security adjusted for the exchange rate. The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of the scheduled close of trading on the NYSE, whichever is earlier. Portfolio securities that are listed on foreign exchanges may experience a change in value on days when shareholders will not be able to purchase or redeem shares of the Portfolio. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

The Portfolio has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Portfolio when market prices are unavailable as well as under special circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.

Since most of the Portfolio's investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited. When the Portfolio uses fair value pricing to determine the NAV per share of the Portfolio, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Portfolio's policy is intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Portfolio's procedures may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing.

                            BUYING AND SELLING SHARES

Investors may not purchase or redeem shares of the Portfolio directly. Investors may acquire variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies that invest the assets held in such policies in shares of the Portfolio. You should refer to your insurance company's prospectus for information on how to purchase a variable annuity contract or variable life insurance policy, how to select the Portfolio as an investment option for your contract or policy and how to redeem monies from the Trust.

Customer Identification Program - Federal regulations require that the company through which you open an account obtain certain personal information about you when opening a new account. As a result, the company must obtain the following information for each person that opens a new account:

o     Name;
o     Date of birth (for individuals);
o     Residential   or   business   street   address    (although
      post  office  boxes are still permitted for mailing); and
o Social security number, taxpayer identification number or other identifying number.

You may also be asked for a copy of your driver's license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the company may restrict your ability to purchase additional shares until your identity is verified. The company also may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time.

If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

The separate accounts of the participating insurance companies place orders to purchase and redeem shares of the Portfolio based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectus describing the variable annuity contracts and variable life insurance policies issued by the participating insurance companies) to be effected on that day pursuant to variable annuity contracts and variable life insurance policies. Orders received by the Trust are effected on days on which the NYSE is open for trading. Orders for the purchase of shares of Portfolio are effected at the NAV next calculated after an order is received in good order by the Portfolio. Redemptions are effected at the NAV next calculated after receipt of a redemption request in good order by the Portfolio. Payment for redemptions will be made by the Portfolio within seven days after the request is received. The Trust may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the U.S. Securities and Exchange Commission.

The Portfolio does not assess any fees, either when it sells or redeems shares. Surrender charges, mortality and expense risk fees and other charges may be assessed by participating insurance companies under the variable annuity contracts or variable life insurance policies. These fees will be described in the participating insurance companies' prospectuses. The Trust assumes no responsibility for such prospectuses.

Shares of the Portfolio may be sold to and held by separate accounts that fund variable annuity and variable life insurance contracts issued by both affiliated and unaffiliated participating insurance companies. The Trust currently does not foresee any disadvantages to the holders of variable annuity contracts and variable life insurance policies of affiliated and unaffiliated participating insurance companies arising from the fact that interests of the holders of variable annuity contracts and variable life insurance policies may differ due to differences of tax treatment or other considerations or due to conflicts between the affiliated or unaffiliated participating insurance companies.

Nevertheless, the Trust's Board of Trustees will monitor events to seek to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response to such conflicts. Should a material irreconcilable conflict arise between the holders of variable annuity contracts and variable life insurance policies of affiliated or unaffiliated participating insurance companies, the participating insurance companies may be required to withdraw the assets allocable to some or all of the separate accounts from the Portfolio. Any such withdrawal could disrupt orderly portfolio management to the potential detriment of such holders. The variable annuity contracts and variable life insurance policies are described in the separate prospectuses issued by the participating insurance companies. The Trust assumes no responsibility for such prospectuses.

Frequent Purchases and Sales of Shares - Frequent purchases and redemptions of mutual fund shares may interfere with the efficient management of the Portfolio's investment portfolio by its portfolio manager, increase portfolio transaction costs, and have a negative effect on the Portfolio's long term shareholders. For example, in order to handle large flows of cash into and out of the Portfolio, the portfolio manager may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the Portfolio's investment objective. Frequent trading may cause the Portfolio to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from the Portfolio's performance. In addition, the return received by long term shareholders may be reduced when trades by other shareholders are made in an effort to take advantage of certain pricing discrepancies, when, for example, it is believed that the Portfolio's share price, which is determined at the close of the NYSE on each trading day, does not accurately reflect the value of the underlying portfolio securities.

Funds (such as this Portfolio) that may invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Portfolio based on events occurring after the close of the foreign market that may not be reflected in the Portfolio's NAV (referred to as "price arbitrage"). Such arbitrage opportunities may also arise in mutual funds which do not invest in foreign securities. To the extent that the Portfolio does not accurately value securities, short-term arbitrage traders may dilute the NAV of the Portfolio, which negatively impacts long-term shareholders. Although the Portfolio has adopted fair valuation policies and procedures intended to reduce the Portfolio's exposure to price arbitrage and other potential pricing inefficiencies, under such circumstances there is potential for arbitrage trades to dilute the value of Portfolio shares.

Because of the potential harm to the Portfolio and its long term shareholders, the Board has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, the Portfolio may limit additional purchases of Portfolio shares by shareholders who are believed by the Adviser to be engaged in these abusive trading activities. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent trading of Portfolio shares. For this reason, the Board has not adopted any specific restrictions on purchases and sales of Portfolio shares, but the Trust reserves the right to reject any purchase of Portfolio shares with or without prior notice to the account holder. In cases where surveillance of a particular account establishes what the Adviser identifies as market timing, the Adviser will seek to block future purchases of Portfolio shares by that account. Where surveillance of a particular account indicates activity that the Adviser believes could be either abusive or for legitimate purposes, the Trust, as a part of its process of identifying whether or not such activity is market timing or for legitimate purposes, may contact the account holder to get an explanation of the market activity. These policies and procedures will be applied uniformly to all shareholders and the Portfolio will not accommodate market timers.

These policies apply uniformly to any account. Shares of the Portfolio are only sold to separate accounts funding variable annuity contracts and variable life insurance policies. These accounts are commonly referred to as "omnibus accounts". In an omnibus account, a financial intermediary holds shares for a number of its customers in a single account. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Portfolio shares without the identity of the particular shareholder(s) being known to the Portfolio. Accordingly, the ability of the Portfolio to monitor and detect frequent share trading activity through omnibus accounts is very limited and there is no guarantee that the Portfolio will be able to identify shareholders who may be engaging in frequent trading activity through omnibus accounts or to curtail such trading. If the Trust is unable to detect or prevent frequent trading at the omnibus account level, the Portfolio's other shareholders could bear the effects of any excessive trading or market timing abuses. The Trust seeks to apply these policies and procedures to both the omnibus accounts and to the individual participant level in such accounts. In an effort to discourage market timers in such accounts, the Trust may consider enforcement against excessive trading at the participant level and at the omnibus account level, up to and including termination of the omnibus account.

The Portfolio's policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Portfolio's Board reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the Portfolio or other techniques that may be adopted in the future, may not be effective, particularly where the trading takes place through certain types of omnibus accounts. As noted above, if the Portfolio is unable to detect and deter trading abuses, the Portfolio's performance, and its long term shareholders, may be harmed. In addition, because the Portfolio has not adopted any specific limitations or restrictions on the trading of Portfolio shares, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from frequent trading of Portfolio shares, even when the trading is not for abusive purposes.

                             DISTRIBUTIONS AND TAXES

Dividends and Capital Gain Distributions - The Portfolio expects to distribute substantially all of its net investment income and capital gains each year. Dividends from net investment income, if any, are declared and paid annually. Net capital gains, if any, are distributed at least once a year. All dividends and distributions will be automatically reinvested in additional shares of the Portfolio at the NAV of such shares on the payment date.

Taxes - The Portfolio intends to qualify as a "regulated investment company" for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio generally will not be subject to federal income tax on its ordinary income and net realized capital gains, provided that the Portfolio distributes them each year.

The Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for variable annuity contracts and variable life insurance policies so that the owners of such contracts and policies should not be subject to federal income tax on dividends and distributions from the Portfolio to the participating insurance companies' separate accounts.

Owners of variable annuity contracts and variable life insurance policies should review the prospectus for their contract or policy for further tax information.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding the tax consequences of investments in the Portfolio.

Shareholder Communication - The Portfolio may eliminate duplicate mailings of portfolio materials to shareholders who reside at the same address, unless instructed to the contrary. Investors may request that the Portfolio send these documents to each shareholder individually by calling the Portfolio at (800) 653-1035.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Portfolio's financial performance for the period of the Portfolio's operations. Certain information reflects financial results for a single Portfolio share. The total return in the table represents the rate that an investor would have earned [or lost] on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). Total returns do not reflect the fees and expenses of the insurance contracts that are charged by your insurance company. If they did, total returns would be lower. The financial highlights for the period presented have been audited by Tait, Weller & Baker LLP, independent registered public accounting firm, whose unqualified report thereon, along with the Portfolio's financial statements, are included in the Portfolio's Annual Report to Shareholders (the "Annual Report") and are incorporated by reference into the SAI. Additional performance information for the Portfolio is included in the Annual Report. The Annual Report and the SAI are available at no cost from the Portfolio at the address and telephone number noted on the back page of this prospectus. The following information should be read in conjunction with the financial statements and notes thereto.


CSI EQUITY PORTFOLIO FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH YEAR
                                                                            YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------------------------------
                                                  2007               2006               2005               2004             2003
                                             ---------------    ---------------    ---------------    ---------------    ----------

NET ASSET VALUE
                                                 $ 16.00            $ 13.74            $ 13.42            $ 12.36            $ 9.93
  BEGINNING OF YEAR                          -----------        -----------        -----------        -----------        ----------
INVESTMENT ACTIVITIES
  Net investment income (loss)                      0.15               0.12               0.08               0.05              0.03
  Net realized and unrealized gain                  1.22               2.34               0.58               1.27              2.47
    (loss) on investments                    -----------        -----------        -----------        -----------        ----------
                                                    1.37               2.46               0.66               1.32              2.50
  TOTAL FROM INVESTMENT ACTIVITIES           -----------        -----------        -----------        -----------        ----------
DISTRIBUTIONS
Net investment income                             (0.16)             (0.12)             (0.08)             (0.08)            (0.02)
  Net realized gain                               (1.53)             (0.03)             (0.26)             (0.18)            (0.05)
                                                      --             (0.05)                 --                 --                --
  Net return of capital                      -----------        -----------        -----------        -----------        ----------
                                                  (1.69)             (0.20)             (0.34)             (0.26)            (0.07)
  Total distributions                        -----------        -----------        -----------        -----------        ----------
NET ASSET VALUE
                                                 $ 15.68            $ 16.00            $ 13.74            $ 13.42           $ 12.36
END OF YEAR                                  ===========        ===========        ===========        ===========        ==========

RATIOS/SUPPLEMENTAL DATA
TOTAL RETURN                                       8.54%             17.91%              4.90%             10.64%            25.22%
Ratio to average net assets(A)
  Expenses(B)                                      1.25%              1.25%              1.25%              1.25%             1.25%
  Net investment income (loss)                     0.86%              0.91%              0.70%              0.67%             0.31%
Portfolio turnover rate                           36.62%              6.07%             16.43%              8.91%            24.23%
Net assets, end of year (000's)                 $ 22,306           $ 22,530           $ 15,732           $ 11,092           $ 8,042
(A)Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by
0.33% for the year ended December 31, 2007, 0.29% for the year ended December 31, 2006, 0.53% for the year ended December 31,
2005, 0.71% for the year ended December 31, 2004, and 1.17% for the year ended December 31, 2003.
(B)Expense ratio- net reflects the effect of the management fee waivers and reimbursement of expenses.

You'll find more information about the Portfolio in the following documents:

Additional information about the Portfolio's investments is available in the Portfolio's annual and semi-annual report to shareholders. In the Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

For more information about the Portfolio, you may wish to refer to the Portfolio's SAI dated May 1, 2008, which is on file with the SEC and incorporated by reference into this prospectus. You can obtain a free copy of the annual and semi-annual reports, and SAI by writing to The World Insurance Trust, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, by calling toll free (800) 653-1035 or by e-mail at: mail@shareholderservices.com. General inquiries regarding the Portfolio may also be directed to the above address or telephone number. The Trust does not have an internet website.

Information about the Trust, including the SAI, can be reviewed and copied at the SEC's Public Reference Room, 100 F Street NE, Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information regarding the Portfolio are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington D.C. 20549-0102.

(Investment Company Act File No. 811-21072)

                       [GRAPHIC OMITTED][GRAPHIC OMITTED]



                              CSI Equity Portfolio
                                   a series of

                            THE WORLD INSURANCE TRUST
             8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
                                 (800) 653-1035

                       STATEMENT OF ADDITIONAL INFORMATION






This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the current prospectus of the CSI Equity Portfolio (the "Portfolio") dated May 1, 2008, as it may be supplemented or revised from time to time. You may obtain the prospectus of the Portfolio, free of charge, by writing to The World Insurance Trust at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 or by calling (800) 653-1035.

The Portfolio's audited financial statements and notes thereto for the year ended December 31, 2007 and the unqualified report of Tait, Weller & Baker LLP, the Portfolio's independent registered public accounting firm, on such financial statements are included in the Portfolio's Annual Report to Shareholders for the year ended December 31, 2007 (the "Annual Report") and are incorporated by reference into this SAI. No other parts of the Annual Report are incorporated herein. A copy of the Annual Report accompanies this SAI and an investor may obtain a copy of the Annual Report, free of charge, by writing to the Portfolio or by calling (800) 653-1035.




The date of this SAI is May 1, 2008

                                TABLE OF CONTENTS

                                                               PAGE


General Information...............................................1
Additional Information About the Portfolio's Investments .........1
Investment Objective..............................................1
Strategies and Risks .............................................1
Investment Programs ..............................................2
Investment Restrictions ..........................................3
Disclosure of Portfolio Securities Holdings.......................4
Management of the Trust ..........................................6
Principal Securities Holders ....................................10
Investment Adviser and Management Agreement .....................10
Management-Related Services .....................................13
Portfolio Transactions ..........................................14
Additional Information Concerning Shares ........................15
Additional Purchase and Redemption Information...................16
Additional Information on Taxes .................................17
Investment Performance ..........................................19
Financial Information............................................21
Proxy and Corporate Action Voting Policies and ProceduresAppendix A

                               GENERAL INFORMATION

The World Insurance Trust (the "Trust") was organized as a Delaware statutory trust on March 19, 2002. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act") and commonly known as a "mutual fund".

The Trust was established exclusively for the purpose of providing an investment vehicle for insurance company investments, including variable annuity contracts and variable life insurance policies offered by the separate accounts of various life insurance companies ("Participating Insurance Companies"). Shares of the Trust are not offered to the general public but solely to such separate accounts ("Separate Accounts"). Shares of the Trust may be sold to and held by Separate Accounts funding variable annuity contracts and variable life insurance policies issued by both affiliated and unaffiliated life insurance companies.

This SAI relates to the prospectus for the CSI Equity Portfolio (the "Portfolio") and should be read in conjunction with that prospectus. This SAI is incorporated by reference in its entirety to the prospectus. No investment in shares should be made without reading the prospectus. The Portfolio is a separate investment portfolio or series of the Trust.

The Portfolio is a "diversified" series as that term is defined in the 1940 Act.

        ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S INVESTMENTS

The following information supplements the discussion of the Portfolio's investment objective and policies. The Portfolio's investment objective and fundamental investment policies may not be changed without approval by vote of a majority of the outstanding voting shares of the Portfolio. As used in this SAI, a "majority of outstanding voting shares" means the lesser of: (1) 67% of the voting shares of the Portfolio represented at a meeting of shareholders at which the holders of 50% or more of the shares of the Portfolio are represented; or
(2) more than 50% of the outstanding voting shares of the Portfolio. The investment programs, restrictions and the operating policies of the Portfolio that are not fundamental policies can be changed by the Board of Trustees of the Trust without shareholder approval; except that, the Trust will give the shareholders of the Portfolio at least sixty (60) days' prior notice of any change with respect to its policy of investing, under normal conditions, at least 80% of its assets in equity securities.

                              INVESTMENT OBJECTIVE

The investment objective of the Portfolio is long-term growth of capital. The Portfolio will seek to achieve its investment objective by investing in a diversified portfolio consisting primarily of equity securities, such as common stocks and securities convertible into common stocks. Under normal conditions, the Portfolio will invest at least 80% of its assets in such securities. This is not a fundamental policy and may be changed by the Board of Trustees of the Trust, without a vote of shareholders, upon sixty (60) days' prior notice.

All investments entail some market and other risks. For instance, there is no assurance that the adviser will achieve the investment objective of the Portfolio. You should not rely on an investment in the Portfolio as a complete investment program.

                              STRATEGIES AND RISKS

The following discussion of investment techniques and instruments supplements, and should be read in conjunction with, the investment information in the Portfolio's prospectus. In seeking to meet its investment objective, the Portfolio may invest in any type of security whose characteristics are consistent with its investment program described below.

                               INVESTMENT PROGRAMS

Convertible Securities - The Portfolio may invest in convertible securities. Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, generally the price of a convertible security varies inversely with interest rates. While providing a fixed income stream, a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock. To obtain such an opportunity for a higher yield or capital appreciation, the Portfolio has to pay more for a convertible security than the value of the underlying common stock. The Portfolio will generally hold common stock it acquires upon conversion of a convertible security for so long as the investment adviser anticipates such stock will provide the Portfolio with opportunities that are consistent with the Portfolio's investment objective and policies.

Warrants - The Portfolio may invest in warrants. The value of warrants is derived solely from capital appreciation of the underlying equity securities. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants are options to purchase equity securities at a specific price for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the underlying corporation, whereas call options may be written by anyone.

Illiquid Securities - The Portfolio may invest up to 15% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the securities.

Illiquid securities include generally, among other things, certain written over-the-counter options, securities or other liquid assets as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests and other securities whose disposition is restricted under the federal securities laws.

U.S. Government Securities - The Portfolio may invest in U.S. Government Securities. U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as U.S. Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.

U.S. Government securities include: (1) securities that have no interest coupons (see "Zero Coupon Securities" below) or have been stripped of their unmatured interest coupons; (2) individual interest coupons from such securities that trade separately; and, (3) evidences of receipt of such securities. Such securities that pay no cash income are purchased at a deep discount from their value at maturity. Because interest on zero coupon and stripped securities is not distributed on a current basis but is, in effect, compounded, such securities tend to be subject to greater market risk than interest-payment securities.

Corporate Debt Securities - The Portfolio may invest in corporate debt securities. The Portfolio may invest, at the time of purchase, in securities rated: Baa or higher by Moody's Investor Services, Inc. ("Moody's"); BBB or higher by Standard & Poor's Rating Group ("S & P"); or foreign securities not subject to standard credit ratings, which in the judgment of the adviser, will be "investment grade" issues. Securities rated as BAA by Moody's or BBB by S&P are generally considered to be investment grade although they have speculative characteristics and changes in economic conditions or circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher rated debt securities.

Zero Coupon Securities - The Portfolio may invest in zero coupon securities. Certain zero coupon securities are convertible into common stock and offer the opportunity for capital appreciation as increases (or decreases) in the market value of such securities follows the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stock as they usually are issued with intermediate to short maturities (15 years or less) and are issued with options and/or redemption features exercisable by the holder of the securities entitling the holder to redeem the securities and receive a defined cash payment.

Zero coupon securities also include securities issued directly as zero coupon securities by the U.S. Treasury, and U.S. Treasury bonds or notes which have their unmatured interest coupons separated by their holder, typically a custodian bank or investment brokerage firm. The holder separates ("strips") the interest coupons from the underlying principal of the U.S. Treasury security.

When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the principal is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Once the U.S. Treasury obligation is stripped, the principal and coupons may be sold separately. Typically, the coupons are sold individually or grouped with other coupons with like maturity dates and sold bundled in such form. Purchasers of stripped obligations acquire, in effect, discounted obligations that are similar to zero coupon securities that the Treasury sells directly.

Repurchase Agreements - Under a repurchase agreement, the Portfolio acquires a security, subject to the seller's agreement to repurchase that security at a specified time and price. A purchase of securities under repurchase agreements is considered to be a loan by the Portfolio. The adviser monitors the value of the collateral to ensure that its value always equals or exceeds the repurchase price and also monitors the financial condition of the seller of the repurchase agreement. If the seller becomes insolvent, the Portfolio's right to dispose of the securities held as collateral may be impaired and the Portfolio may incur extra costs. Repurchase agreements for periods in excess of seven days may be deemed to be illiquid.

Miscellaneous - The Board of Trustees may, in the future, authorize the Portfolio to invest in securities other than those listed in this SAI and in the prospectus, provided such investments would be consistent with the Portfolio's investment objective and that such investment would not violate the Portfolio's fundamental investment policies or restrictions.

                             INVESTMENT RESTRICTIONS

Fundamental Investment Policies and Restrictions - The Portfolio has adopted the following fundamental investment restrictions which cannot be changed without approval by vote of a "majority of the outstanding voting securities" of the Portfolio. All other investment policies and practices described in the prospectus are not fundamental, meaning that the Board of Trustees may change them without the approval of shareholders. As a matter of fundamental policy, the Portfolio may not:

(1)   Invest in companies for the purpose of exercising management or control;

(2) Invest in securities of other investment companies except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted under the 1940 Act;

(3)   Purchase or sell commodities or commodity contracts;

(4) Invest in interests in oil, gas, or other mineral exploration or development programs;
(5) Purchase securities on margin, except for use of short-term credits as necessary for the clearance of purchase of portfolio securities;

(6) Borrow money or issue senior securities, except to the extent permitted under the 1940 Act;

(7) Act as an underwriter of securities of other issuers, except that the Portfolio may invest up to 15% of the value of its total assets (at the time of investment) in portfolio securities which the Portfolio might not be free to sell to the public without registration of such securities under the Securities Act of 1933, as amended (the "1933 Act"), or any foreign law restricting distribution of securities in a country of a foreign issuer;

(8) Invest more than 25% of its total assets in securities of companies in the same industry;

(9) Purchase or sell real estate, provided that the purchase of securities of companies which deal in real estate or interests therein would not be deemed to be an investment in real estate;

(10) Purchase any security if, as a result of such purchase less than 75% of the assets of the Portfolio would consist of cash and cash items, U.S. Government securities, securities of other investment companies, and securities of issuers in which the Portfolio has not invested more than 5% of its assets;

(11) Purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 10% of the outstanding voting securities of any issuer would be held by the Portfolio; and

(12) Make loans, except that the purchase of debt obligations, the lending of portfolio securities and the entry into repurchase agreements will not be treated as the making of loans for purposes of this restriction.

In applying the fundamental and policy concerning concentration:

(1) If a percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value or the total cost of the Portfolio's assets will not be considered a violation of the restriction; and

(2) Investments in certain categories of companies will not be considered to be investments in a particular industry. Examples of these categories include:

      (i) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry;

      (ii) technology companies will be divided according to their products and services, for example, hardware, software, information services and outsourcing, or telecommunications will each be a separate industry; and

      (iii)utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry.

              DISCLOSURE OF PORTFOLIO SECURITIES HOLDINGS

The Trust maintains written policies and procedures regarding the disclosure of its portfolio holdings to ensure that disclosure of information about portfolio securities is in the best interest of the Portfolio's shareholders. The Board of Trustees reviews these policies and procedures on an annual basis. Compliance will be periodically assessed by the Board in connection with a report from the Trust's Chief Compliance Officer. In addition, the Board has reviewed and approved the list below of entities that may receive portfolio holdings information prior to an more frequently than the public disclosure of such information (i.e., "non-standard disclosure"). The Board has also delegated authority to the Trust's President and to senior management at the Trust's administrator, Commonwealth Shareholder Services, Inc. ("CSS"), to provide such information in certain circumstances (see below). The Board is notified of and reviews any request for non-standard disclosure approved by the Trust's President and/or senior management at CSS.

The Trust is required by the U.S. Securities and Exchange Commission (the "SEC") to file its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Trust's annual and semi-annual reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters. The portfolio holdings information provided in these reports is as of the end of the quarter in question. Form N-CSR must be filed with the SEC no later than ten (10) calendar days after the Trust transmits its annual or semi-annual report to its shareholders. Form N-Q must be filed with the SEC no later than sixty (60) calendar days after the end of the applicable quarter.

The Trust's service providers which have contracted to provide services to the Trust and its Portfolios, including, for example, the custodian and the fund accountants, and which require portfolio holdings information in order to perform those services, may receive non-standard disclosure. Non-standard disclosure of portfolio holdings information may also be provided to a third-party when the Trust has a legitimate business purpose for doing so. The Trust has the following ongoing arrangements with certain third parties to provide the Portfolio's full portfolio holdings:

1. to the Trust's auditors within sixty (60) days after the applicable fiscal period for use in providing audit opinions;

2. to financial printers within sixty (60) days after the applicable fiscal period for the purpose of preparing Trust regulatory filings;

3. to rating agencies on a monthly basis for use in developing a rating for the Portfolio; and

4. to the Trust's administrator, custodian, transfer agent and accounting services provider on a daily basis in connection with their providing services to the Portfolio.

The Trust currently has no other arrangements for the provision of non-standard disclosure to any party or shareholder.

Other than the non-standard disclosure discussed above, if a third-party requests specific, current information regarding the Portfolio's portfolio holdings, the Trust will refer the third-party to the latest regulatory filing.

Non-standard disclosure of portfolio holdings may only be made pursuant to a written request that has been approved by the Board of Trustees of the Trust. The Board of Trustees has authorized the President of the Trust and senior management of CSS to consider and approve such written requests for non-standard disclosure; provided that, they promptly report any such approval to the Board of Trustees of the Trust.

All of the arrangements above are subject to the policies and procedures adopted by the Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of the Trust and its shareholders. There may be instances where the interests of the Trust's shareholders respecting the disclosure of information about portfolio holdings may conflict or appear to conflict with the interests of the Portfolio's investment adviser, any principal underwriter for the Trust or an affiliated person of the Trust (including such affiliated person's investment adviser or principal underwriter). In such situations, the conflict must be disclosed to the Board of Trustees of the Trust, and the Board must be afforded the opportunity to determine whether or not to allow such disclosure.

Affiliated persons of the Trust who receive non-standard disclosure are subject to restrictions and limitations on the use and handling of such information pursuant to a Code of Ethics, including requirements to maintain the confidentiality of such information, pre-clear securities trades and report securities transactions activity, as applicable. Affiliated persons of the Trust and third party service providers of the Trust receiving such non-standard disclosure will be instructed that such information must be kept confidential and that no trading on such information should be allowed.

Neither the Trust nor its Adviser or any affiliate thereof receives compensation or other consideration in connection with the non-standard disclosure of information about portfolio securities.

                             MANAGEMENT OF THE TRUST

Trustees and Officers - The Trust is governed by a Board of Trustees, which is responsible for protecting the interest of shareholders. The trustees are experienced business persons who meet throughout the year to oversee the Trust's activities, review contractual arrangements with companies that provide services to the Portfolio, and review performance. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The trustees who are considered "interested persons" as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the investment adviser of the Trust, and the principal underwriter, and officers of the Trust, are noted with an asterisk (*).

-------------------------------------------------------------------------
Name,  address  and year Position(Number  Principal        Other
born(1)                  held     of      occupation(s)    directorships
                         with     funds   during  the past by        the
                         the      in the  five (5) years   trustees  and
                         Trust    Trust                    number of
                                  and                      funds in the
                                  tenure                   complex
                                                           overseen
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Interested Trustees:
-------------------------------------------------------------------------
-------------------------------------------------------------------------
John Pasco, III(2)       Chairman,1       Mr. Pasco is     World Funds,
(1945)                   Trustee,         Treasurer and    Inc. -
                         President        Director of      10 funds;
                         and              Commonwealth     American
                         Treasurer        Shareholder      Growth Fund
                         since            Services, Inc.,  - fund
                         March,           the Trust's
                         2002             Administrator,
                                          since 1985;
                                          President and
                                          Director of
                                          First Dominion
                                          Capital Corp.,
                                          the Trust's
                                          Underwriter
                                          since 1987;
                                          President and
                                          Director of
                                          Commonwealth
                                          Fund Services
                                          Inc., the
                                          Trust's
                                          Transfer and
                                          Disbursing
                                          Agent, since
                                          1987; and
                                          President and
                                          Director of
                                          Commonwealth
                                          Fund
                                          Accounting,
                                          Inc., since
                                          1994, which
                                          provides
                                          bookkeeping
                                          services  to
                                          the Portfolio.
                                          Mr. Pasco is
                                          also  a
                                          certified
                                          public
                                          accountant.
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Non-Interested Trustees:
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Samuel Boyd, Jr.         Trustee  1       Retired.  Mr.    World Funds,
(1940)                   since            Boyd was         Inc. - 10
                         April,           Manager of the   Funds; and
                         2002             Customer         Satuit
                                          Services         Capital
                                          Operations and   Management
                                          Accounting       Trust - 1
                                          Division         Fund
                                          of
                                          the Potomac
                                          Electric
                                          Power  Company
                                          from  1978
                                          until April,
                                          2005.  Mr. Boyd
                                          is also  a
                                          certified
                                          public
                                          accountant.
-------------------------------------------------------------------------
-------------------------------------------------------------------------
William E. Poist         Trustee  1       Mr. Poist has    World Funds,
(1939)                   since            served as a      Inc. - 10
                         April,           financial and    Funds; and
                         2002             tax consultant   Satuit
                                          through his      Capital
                                          firm Management  Management
                                          Consulting for   Trust - 1
                                          Professionals    Fund.
                                          since  1968.
                                          Mr. Poist is
                                          also a
                                          certified
                                          public
                                          accountant.
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Paul M. Dickinson        Trustee  1       Mr. Dickinson    World Funds,
(1947)                   since            has served as    Inc. - 10
                         April,           President of     Funds; and
                         2002             Alfred J.        Satuit
                                          Dickinson,       Capital
                                          Inc., Realtors   Management
                                          since April      Trust - 1
                                          1971.            Fund.
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Joseph F. Mastoloni(3)   Trustee  1       Mr. Mastoloni    World Funds
(1966)                   since            has served as    - 10 Funds
                         April,           Compliance
                         2002             Officer of Vontobel
                                          Asset Management,
                                          a registered investment
                                          adviser, since
                                          May, 1994 and was
                                          appointed as Vice
                                          President in July, 1999.
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Officers:
-------------------------------------------------------------------------
-------------------------------------------------------------------------
*Leland H. Faust(4)      PresidentN/A     Mr. Faust is     N/A
110 El Paseo             of the           President of
Santa Barbara, CA 93101  CSI              CSI Capital
(1947)                   Equity           Management,
                         Portfolio        Inc. since
                         since            1978.  Mr.
                         April,           Faust is also a
                         2002             partner in the
                                          law firm Taylor
                                          & Faust since
                                          September, 1975.
-------------------------------------------------------------------------
Karen M.       Secretary   N/A    Executive Vice President   N/A
Shupe  8730    since 2005         of Administration and
Stony Point    and                Accounting, Commonwealth
Pkwy           Treasurer          Shareholder Services,
Suite 205      since 2006         Inc. since 2003;
Richmond, VA                      Financial Reporting
23235                             Manager, Commonwealth
(1964)                            Shareholder Services,
                                  Inc. from 2001 to 2003.
------------------------------------------------------------------------
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*David D.      Chief       N/A    Co-Founder and Managing    N/A
Jones, Esq.    Compliance         Member of Drake
230 Spring     Officer            Compliance, LLC
Hills Dr.,     since 2006         (compliance consulting
Suite 340                         firm) since 2004; founder
Spring, TX                        and controlling
77380                             shareholder of David
(1957)                            Jones & Associates (law
                                  firm) since 1998; President and Chief
                                  Executive Officer of Citco Mutual Fund
                                  Services, Inc. (investment company service
                                  providers) from 2001 to 2003.
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(1) Unless otherwise indicated, each trustee or officer may be contacted by writing the trustee or officer, c/o The World Insurance Trust, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235.

(2) Mr. Pasco is considered to be an "interested person" of the Trust, as that term is defined in the "1940 Act". Mr. Pasco is an interested person because: (1) he is an officer of the Trust; (2) he owns First Dominion Capital Corp., the principal underwriter of the Trust; and (3) he owns or controls several of the Trust's various service providers.

(3) Mr. Mastoloni is not an "interested person" of the Trust, as that term is defined in the 1940 Act. However, Mr. Mastoloni is an "interested person", as that term is defined in the 1940 Act, of another registered investment company that has the same principal underwriter as the Trust, because he is an employee of the investment adviser to such other registered investment company.

Each Trustee will hold office until the Trust's next meeting of shareholders and until their successors have been duly elected and qualified or until their earlier resignation or removal. Each officer of the Trust serves at the pleasure of the Board and for a term of one year or until their successors have been duly elected and qualified.

The Trust has a standing Audit Committee of the Board composed of Messrs. Boyd, Poist, Dickinson and Mastoloni. The functions of the Audit Committee are to meet with the Trust's independent auditors to review the scope and findings of the annual audit, discuss the Trust's accounting policies, discuss any recommendations of the independent auditors with respect to the Trust's management practices, review the impact of changes in accounting standards on the Trust's financial statements, recommend to the Board of Trustees the selection of independent registered public accounting firm, and perform such other duties as may be assigned to the Audit Committee by the Board of Trustees. During its most recent fiscal year ended December 31, 2007, the Audit Committee met four times.

The Trust has a standing Governance and Nominating Committee of the Board composed of Messrs. Boyd, Poist, Dickinson and Mastoloni. The Governance and Nominating Committee is responsible for the selection and nomination of candidates to serve as trustees of the Trust. Although the Governance and Nominating Committee expects to be able to find an adequate number of qualified candidates to serve as trustees, the Nominating Committee is willing to consider nominations received from shareholders. Shareholders wishing to submit a nomination should do so by notifying the Secretary of the Trust, in writing, at the address listed on the cover of this SAI. During its most recent fiscal year ended December 31, 2007, the Governance and Nominating Committee met four times.

The Trust has a standing Pricing and Brokerage Committee of the Board composed of Messrs. Boyd, Poist, Dickinson and Mastoloni. The Pricing and Brokerage Committee, under procedures established by the Board, determines a price for a security held by the Portfolio when there is no readily available market price for that security. The Pricing and Brokerage Committee reports its findings to the full Board on a quarterly basis, as necessary. During its most recent fiscal year ended December 31, 2007, the Pricing and Brokerage Committee met four times.

As of December 31, 2007 the trustees beneficially owned the following dollar range of equity securities in the Trust:

Name of director         Dollar range of        Aggregate dollar range
                         equity securities in   of equity securities
                         the Fund               in all funds of the
                                                Trust overseen by
                                                the trustees

John Pasco, III         None                           None
Samuel Boyd, Jr.        None                           None
William E. Poist        None                           None
Paul M. Dickinson       None                           None
Joseph F. Mastoloni     None                           None


For the fiscal year ended December 31, 2007, the trustees received the following compensation from the Trust:

Name and position held        Aggregate          Pension or     Total
                              compensation from  retirement     compensation
                              the Fund for       benefits       from the
                              fiscal year ended  accrued as     Trust(2)
                              December 31,       part of Fund
                              2007(1)            expenses

John Pasco, III, Chairman     $-0-              N/A               $-0-
Samuel Boyd, Jr., Trustee     $2,800            N/A               $2,800
William E. Poist,  Trustee    $2,800            N/A               $2,800
Paul M. Dickinson,  Trustee   $2,800            N/A               $2,800
Joseph F. Mastoloni, Trustee  $2,800            N/A               $2,800

(1) This amount represents the aggregate amount of compensation to the trustees by the Portfolio for service on the Board of Trustees for the Portfolio's fiscal year ending December 31, 2007.

(2) As of the date of this SAI, the Portfolio is the only Portfolio offered by the Trust.

Sales Loads - The Portfolio does not charge any front-end or deferred sales charges on the sale of shares.

Policies Concerning Personal Investment Activities - The Portfolio, investment adviser and principal underwriter have each adopted a Code of Ethics, pursuant to Rule 17j-1 under the 1940 Act that permit investment personnel, subject to their particular Code of Ethics, to invest in securities, including securities that may be purchased or held by the Portfolio, for their own accounts.

The Codes of Ethics are on file with, and can be reviewed and copied at the U.S. Securities and Exchange Commission's (the "SEC") Public Reference Room in Washington, D.C. In addition, the Codes of Ethics are also available on the EDGAR Database on the SEC's Internet website at http://www.sec.gov.

Proxy Voting Policies - The Trust is required to disclose information concerning the Portfolio's proxy voting policies and procedures to shareholders. The Board of Trustees have delegated to the Adviser responsibility for decisions regarding proxy voting for securities held by the Portfolio. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Board of Trustees, and which are found in Appendix A. Any material changes to the proxy policies and procedures will be submitted to the Board of Trustees for approval. Beginning with the twelve month period ending June 30, 2004, information regarding how the Portfolio voted proxies relating to portfolio securities for the most recent 12-month period ending June 30 of each year will be available (1) without charge, upon request by calling 800-527-9525 and (2) on the SEC's website at http://www.sec.gov.

                          PRINCIPAL SECURITIES HOLDERS

Shares are only sold to participating insurance companies. Accordingly, the officers and trustees did not own any shares of the Portfolio. The Portfolio's shares will be held by various Participating Insurance Companies in Separate Accounts funding variable annuity contracts and variable life insurance policies. As of April 30, 2008, the following persons owned of record shares of the Portfolio in the following amounts:

Name and Address                Number  of  Shares       Percentage of Portfolio

John Hancock Variable Life A/C U
John Hancock Fund Operations
529 Main Street - 5th Floor
Charlestown, MA 02129

John Hancock Variable Life A/C UV
John Hancock Fund Operations
529 Main Street - 5th Floor
Charlestown, MA 02129

              INVESTMENT ADVISER AND MANAGEMENT AGREEMENT

CSI Capital Management, Inc., 600 California Street, 18th Floor, San Francisco, CA 94108 is the Portfolio's adviser. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is an independent, privately-owned firm. Leland Faust is the majority owner of the Adviser. Mr. Faust, who has been President of the Adviser since 1978, is the portfolio manager for the Portfolio.

The Adviser provides investment advisory services, and assists in furnishing certain administrative and shareholder services, pursuant to an Investment Management Agreement. Unless sooner terminated, the Investment Management Agreement will be for an initial term of two years, and will then continue in effect from year to year as long as such continuance is approved at least annually: (1) by the Trust's Board of Trustees; or (2) by a majority vote of the outstanding voting securities of the Portfolio and a majority of the trustees who are not "interested persons" of the Trust, as that term is defined in the 1940 Act. The Investment Management Agreement will automatically terminate in the event of its "assignment", as that term is defined in the 1940 Act, and may be terminated without penalty at any time upon sixty (60) days' written notice to the other party by: (i) the majority vote of all the trustees or by vote of a majority of the outstanding voting securities of the Portfolio; or (ii) the Adviser.

Under the Investment Management Agreement, the Adviser, as adviser to the Portfolio's assets and subject to the supervision of the trustees, provides a continuous investment program for the Portfolio, including investment research and management with respect to securities, investments and cash equivalents, in accordance with the Portfolio's investment objective, policies, and restrictions as set forth in the prospectus and this SAI. The Adviser is responsible for effecting all security transactions on behalf of the Portfolio, including the allocation of principal business and portfolio brokerage and the negotiation of commissions. The Adviser also maintains books and records with respect to the securities transactions of the Portfolio and furnishes to the trustees such periodic or other reports as the trustees may request.

Under the Investment Management Agreement, the Adviser also assists the Trust and its other service providers by furnishing certain administrative and shareholder service functions to the Portfolio either directly, or through certain third parties. The administrative and shareholder services provided are intended to supplement the services provided by the Trust's administrator, transfer agent and Portfolio accounting agent. The Adviser is permitted to delegate or sub-contract the administrative and shareholder services to qualified third parties (which may be Participating Insurance Companies), provided that any such third party will be compensated by the Adviser and not the Portfolio, and further provided that the Adviser shall be as fully responsible to the Trust for the acts and omissions of any such third parties as it is for its own acts and omissions. The services contemplated to be delegated by this section may not include any investment advisory functions, as such services are not delegable other than in accordance with the 1940 Act. As of the date of this SAI, the Adviser has contracted with two Participating Insurance Companies to provide such administrative and shareholder services.

The administrative and shareholder service functions may include one or more of the following:

(a) providing, or making arrangement to provide, variable annuity and variable life insurance contract owners who invest in the Portfolio (the "Owners") with a service that directly or indirectly invests the assets of their accounts in the Portfolio's shares pursuant to specific or preauthorized instructions;

(b) processing, or making arrangements to process, dividend payments from the Portfolio on behalf of the Owners;

(c) providing, or making arrangements to provide, information periodically to Owners showing the value of their contracts invested in shares of the Portfolio;

(d) arranging for bank wire transfers of funds in connection with the purchase or redemption of shares of the Portfolio;

(e) responding, or arranging for responses, to Owners' inquiries relating to the administrative and shareholder servicing assistance herein described;

(f) providing, or arranging for the provision of, sub-accounting with respect to the beneficial ownership of Portfolio shares by the Owners;

(g) forwarding information, or arranging for the forwarding of information, from the Trust with respect to the Por5tfolio to Owners where required by law (e.g., proxies, shareholder reports, annual and semi-annual financial statements); and

(h) providing, or arranging for the provision of, such other similar services as may be reasonably requested to the extent that the Adviser is permitted to do so under applicable statutes, rules or regulations.

For the investment advisory services to be rendered by the Adviser under the Investment Management Agreement, the Adviser shall receive a fee accrued daily and payable monthly at the annual rate of 0.65% of the average daily net assets of the Portfolio. For the administrative and shareholder services to be rendered by the Adviser (or its delegate) under the Investment Management Agreement, the Adviser shall receive a fee accrued daily and payable monthly at the annual rate of 0.35% of the average daily net assets of the Portfolio. For fiscal years ended December 31, 2007, 2006 and 2005 the Adviser received fees of $225,338, $184,793 and $130,214, respectively.
The Adviser and CSS, collectively referred to as the "Service Providers", have contractually agreed to waive fees and reimburse the Portfolio for expenses in order to limit operating expenses to 1.25% of average daily net assets through December 31, 2007. For the fiscal year ended December 31, 2007, 2006 and 2005, the Adviser waived fees of $74,346, $54,539 and $69,116, respectively.

Pursuant to the terms of the Investment Management Agreement, the Adviser pays all expenses incurred by it in connection with its activities thereunder, except the cost of securities (including brokerage commissions, if any) purchased for the Portfolio. The services furnished by the Adviser under the Investment Management Agreement are not exclusive, and the Adviser is free to perform similar services for others.

Portfolio Manager - Leland Faust is the Portfolio Manager of the Portfolio. Mr. Faust is the Chairman and majority owner of CSI Capital Management, Inc., the Portfolio's investment adviser. Mr. Faust has been with the Adviser since its formation in 1978. He has managed the Portfolio since its inception on September 1, 2002.

Mr. Faust currently serves as the Portfolio Manager for one other registered investment company, the CSI Equity Fund, a series of shares offered by another open-end management investment company registered under the 1940 Act. As of December 31, 2007, the CSI Equity Fund had total net assets of $92,149,479. The fees received for managing this other mutual fund are not based upon the performance of the fund.

As of December 31, 2007, Mr. Faust also served as the manager of sixty (60) other private accounts with total assets under management of approximately $400 million. The fees received for managing these other accounts are not based upon the performance of the account. Mr. Faust does not currently serve as the Portfolio Manager for any pooled investment vehicles.

The Adviser does not believe that any material conflicts exist between Mr. Faust's portfolio management of the Portfolio and his management of the CSI Equity Fund. The CSI Equity Fund and the Portfolio have substantially the same investment objectives, strategies and policies. In addition, the investment portfolios of the CSI Equity Fund and the Portfolio are substantially the same. The Adviser believes that the allocation of investment opportunities is not an issue between these two entities because investment opportunities are allocated based upon which entity has the assets available to purchase such securities. In addition, the securities purchased for these two entities have significant market capitalizations and the purchases have been small when compared with the trading volume of these securities. The investor base for each entity is different because the Portfolio is only available for purchase by Participating Insurance Companies. Also, the investment advisory fee for each entity is the same and neither charges a performance based fee, so there is no incentive to favor one entity over the other.

The Adviser also does not believe that any material conflicts exist between Mr. Faust's portfolio management of the Portfolio and his management of the private accounts. This is based upon a number of factors. Some of these private accounts have different investment objectives, strategies and policies than the Portfolio. For example, some of the private accounts invest all, or a substantial portion of their assets in fixed income securities. Other private accounts are managed using a "balanced" investment strategy that allocates a portion of the assets to fixed income securities and the remainder to equity securities. Some of the private accounts managed by Mr. Faust invest a portion of their assets in small capitalization securities, which are not a type of equity investment employed in the Portfolio.

The Adviser does have some private accounts managed by Mr. Faust that have investment portfolios substantially similar to the Portfolio. The Adviser believes that the allocation of investment opportunities is not an issue between these entities because investment opportunities are allocated based upon a number of factors. For example, the decision to buy or sell a security in a private account or the Portfolio could be driven by the resulting tax consequences. In other situations, the investment decision is made based upon which entity has the assets available to purchase such securities. In addition, the securities purchased for these accounts have significant market capitalizations and the purchases have been small when compared with the overall trading volume of these securities. Also, the investment advisory fee for the Portfolio and for the private accounts does not contain any performance based fee, so there is no incentive to favor one entity over the other.

Mr. Faust is the majority owner of the Adviser. For his services, Mr. Faust receives a fixed annual salary plus a bonus which has been fixed for a number of years. In addition, as the majority owner of the Adviser, Mr. Faust is entitled to receive distributions from the Adviser's net profits. Mr. Faust does not receive compensation that is based upon the Portfolio's, the CSI Equity Fund's, or any private account's pre- or after-tax performance or the value of assets held by such entities. Mr. Faust does not receive any special or additional compensation from the Adviser for his services as Portfolio Manager.

As of December 31, 2007, Mr. Faust beneficially owned the following dollar range of equity securities in the Portfolio and in the Trust:


                                                        Aggregate Dollar
                                                        Range of Equity
                                  Dollar Range Of       Securities in All
                                  Equity Securities     Funds Of The
Name Of Portfolio Manager         In The Fund           Trust

Leland Faust                      None                  None

                           MANAGEMENT-RELATED SERVICES

Administration - Pursuant to an Administrative Services Agreement with the Trust (the "Administrative Agreement"), Commonwealth Shareholder Services, Inc. ("CSS"), 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, serves as the administrator of the Trust and supervises all aspects of the operation of the Portfolio except those performed by the Adviser. John Pasco, III, Chairman of the Board of the Trust, is the sole owner of CSS. CSS provides certain administrative services and facilities for the Portfolio, including preparing and maintaining certain books, records, and monitoring compliance with state and federal regulatory requirements.

     As administrator, CSS receives an asset-based fee, computed daily and paid monthly, at the annual rates of 0.10% on the first $75 million of average daily net assets, 0.070% on average daily net assets in excess of $75 million, with a minimum of $30,000. CSS also receives an hourly rate, plus certain out-of-pocket expenses, for shareholder servicing and state securities law matters. For fiscal years ended December 31, 2007, 2006 and 2005, CSS received fees of $30,150, $19,224 and $13,414, respectively.

Custodian - UMB Bank, N.A. (the "Custodian"), 928 Grand Blvd., 5th Floor, Kansas City, Missouri 64106, serves as the custodian of the Portfolio's assets. The Custodian has entered into a foreign sub-custody arrangement with Citibank, N.A., as the approved foreign custody manager (the Delegate) to perform certain functions with respect to the custody of the Portfolio's assets outside of the United States of America. The Delegate shall place and maintain the Portfolio's assets with an eligible foreign custodian; provided that, the Delegate shall be required to determine that the Portfolio's assets will be subject to reasonable care based on the standards applicable to custodians in the relevant market.

Accounting Services - Pursuant to an Accounting Service Agreement (the "Accounting Agreement"), Commonwealth Fund Accounting, Inc. ("CFA"), 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, is responsible for accounting relating to the Portfolio and its investment transactions; maintaining certain books and records of the Portfolio; determining daily the net asset value per share of the Portfolio; and preparing security position, transaction and cash position reports. CFA also monitors periodic distributions of gains or losses on portfolio sales and maintains a daily listing of portfolio holdings. CFA is responsible for providing expenses accrued and payment reporting services, tax-related financial information to the Trust, and for monitoring compliance with the regulatory requirements relating to maintaining accounting records.

John Pasco, III, Chairman of the Board of the Trust, is the sole owner of CFA and is its President and Chief Financial Officer. For its services as accounting agent, CFA receives an asset-based fee, computed daily and paid monthly of the average daily net assets of the Portfolio against a minimum fee, plus out-of-pocket expenses.

Transfer Agent - Pursuant to a Transfer Agent Agreement with the Trust, Commonwealth Fund Services, Inc. (the "Transfer Agent") acts as the Trust's transfer and dividend disbursing agent. The Transfer Agent is located at 8730 Stony Point Parkway, Suite 205 Richmond, Virginia 23235. John Pasco, III, Chairman of the Board of the Trust, is the sole owner of the Transfer Agent; therefore, the Transfer Agent may be deemed to be an affiliate of the Trust and CSS.

The Transfer Agent provides certain shareholder and other services to the Trust, including furnishing account and transaction information and maintaining shareholder account records. The Transfer Agent is responsible for processing orders and payments for share purchases. The Transfer Agent mails proxy materials (and receives and tabulates proxies), shareholder reports, confirmation forms for purchases and redemptions and prospectuses to shareholders. The Transfer Agent disburses income dividends and capital distributions and prepares and files appropriate tax-related information concerning dividends and distributions to shareholders.

For its services as transfer agent, the Transfer Agent receives per account fees and transaction charges plus out-of-pocket expenses against a minimum fee.

Distributor - First Dominion Capital Corp. ("FDCC" or the "Distributor"), located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, serves as the principal underwriter and national distributor for the shares of the Portfolio pursuant to a Distribution Agreement (the "Distribution Agreement"). John Pasco, III, Chairman of the Board of the Trust, owns 100% of FDCC, and is its President, Treasurer and a Director. FDCC is registered as a broker-dealer and is a member of the Financial Industry Regulatory Authority. The offering of the Portfolio's shares is continuous. There are no sales charges in connection with the purchase or sale of shares of the Portfolio.

Independent Accountants - The Trust's independent registered public accounting firm, Tait, Weller & Baker LLP, audits the Trust's annual financial statements, assists in the preparation of certain reports to the SEC, and prepares the Trust's tax returns. Tait, Weller & Baker LLP is located at 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103.

                             PORTFOLIO TRANSACTIONS

It is the policy of the Adviser, in placing orders for the purchase and sale of the Portfolio's securities, to seek to obtain the best price and execution for its securities transactions, taking into account such factors as price, commission, where applicable, (which is negotiable in the case of U.S. national securities exchange transactions but which is generally fixed in the case of foreign exchange transactions), size of order, difficulty of execution and the skill required of the executing broker/dealer. After a purchase or sale decision is made by the Adviser, the Adviser arranges for execution of the transaction in manner deemed to provide the best price and execution for the Portfolio.

Exchange-listed securities are generally traded on their principal exchange unless another market offers a better result. Securities traded only in the over-the-counter market may be executed on a principal basis with primary market makers in such securities except for fixed price offerings and except where the Portfolio may obtain better prices or executions on a commission basis or by dealing with other than a primary market maker.

The Adviser, when placing transactions, may allocate a portion of the Portfolio's brokerage to persons or firms providing the Adviser with investment recommendations, statistical research or similar services useful to the Adviser's investment decision-making process. The term "investment recommendations or statistical research or similar services" means: (1) advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; and (2) furnishing analysis and reports concerning issuers, industries, securities, economic factors and trends, and portfolio strategy.

The Adviser may cause the Portfolio to pay a commission higher than that charged by another broker in consideration of such research services. Such services are one of the many ways the Adviser can keep abreast of the information generally circulated among institutional investors by broker-dealers. While this information is useful in varying degrees, its value is indeterminable. Such services received on the basis of transactions for the Portfolio may be used by the Adviser for the benefit of the Portfolio and other clients, and the Portfolio may benefit from such transactions effected for the benefit of other clients.

Except for implementing the policy stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof.

The Trustees of the Trust have adopted policies and procedures governing the allocation of brokerage to affiliated brokers. The Adviser has been instructed not to place transactions with an affiliated broker-dealer, unless that broker-dealer can demonstrate to the Trust that the Portfolio will receive: (1) a price and execution no less favorable than that available from unaffiliated persons; and (2) a price and execution equivalent to that which that broker-dealer would offer to unaffiliated persons in a similar transaction. The Trustees review all transactions which have been placed pursuant to those policies and procedures at its meetings.

When two or more clients managed by the Adviser are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated in a manner deemed equitable to each client. In some cases this procedure could have a detrimental effect on the price or volume of the security as far as the Portfolio is concerned. In other cases, however, the ability to participate in volume transactions will be beneficial to the Portfolio. The Board of Trustees of the Trust believes that these advantages, when combined with the other benefits available because of the Adviser's organization, outweigh the disadvantages that may exist from this treatment of transactions.

For fiscal years ended December 31, 2007, 2006 and 2005, the Portfolio paid $5,963, $2,543 and $3,538, respectively, in brokerage commissions.

Portfolio Turnover - Average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during he year, excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less. A higher portfolio turnover rate involves greater transaction expenses to the Portfolio. The Adviser makes purchases and sales for the Portfolio's portfolio whenever necessary, in the Adviser's opinion, to meet such Portfolio's objective. The Adviser anticipates that the average annual portfolio turnover rate of the Portfolio will be less than 50%.

                ADDITIONAL INFORMATION CONCERNING SHARES

The Trust was organized as a Delaware statutory trust on March 19, 2002. The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest in the Trust and to classify or reclassify any unissued shares into one or more series of shares. Pursuant to such authority, the Board of Trustees has authorized the issuance of one series of shares designated as the CSI Equity Portfolio. The Agreement and Declaration of Trust further authorizes the trustees to classify or reclassify any series of shares into one or more classes. Currently, there is only one class of shares authorized for the Portfolio. The Trust's shares of beneficial interest have no par value.

Shares have no preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectus, shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust or an individual Portfolio, shareholders of a Portfolio are entitled to receive the assets available for distribution belonging to the particular Portfolio, and a proportionate distribution, based upon the relative asset values of the respective Portfolios, of any general assets of the Trust not belonging to any particular Portfolio which are available for distribution.

Shareholders are entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held, and will vote in the aggregate and not by class, except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular class. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate of the Trust's outstanding shares may elect all of the Trustees, irrespective of the votes of other shareholders. The rights accompanying Portfolio shares are legally vested in the Separate Accounts. However, Participating Insurance Companies will vote Portfolio shares held in their Separate Accounts in a manner consistent with timely voting instructions received from the holders of variable annuity contracts and variable life insurance policies. Each Participating Insurance Company will vote Portfolio shares held in its Separate Accounts for which no timely instructions are received from the holders of variable annuity contracts and variable life insurance policies, as well as shares it owns, in the same proportion as those shares for which voting instructions are received. Additional information concerning voting rights of the participants in the Separate Accounts are more fully set forth in the prospectuses relating to those Accounts issued by the Participating Insurance Companies.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Portfolio affected by the matter. A particular Portfolio is deemed to be affected by a matter unless it is clear that the interests of each Portfolio in the matter are substantially identical or that the matter does not affect any interest of the Portfolio. Under the Rule, the approval of an investment management agreement or any change in an investment objective, if fundamental, or in a fundamental investment policy would be effectively acted upon with respect to a Portfolio only if approved by a majority of the outstanding shares of such Portfolio. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting without regard to series or class.

The Trust does not presently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. Upon the written request of shareholders owning at least 25% of the Trust's shares, the Trust will call for a meeting of shareholders to consider the removal of one or more Trustees and other certain matters. To the extent required by law, the Trust will assist in shareholder communication in such matters.

The Board of Trustees has full power and authority, in its sole discretion, and without obtaining shareholder approval, to divide or combine the shares or any class or series thereof into a greater or lesser number, to classify or reclassify any issued shares or any class or series thereof into one or more classes or series of shares, and to take such other action with respect to the Trust's shares as the Board of Trustees may deem desirable. The Agreement and Declaration of Trust authorizes the Trustees, without shareholder approval, to cause the Trust to merge or to consolidate with any corporation, association, trust or other organization in order to change the form of organization and/or domicile of the Trust or to sell or exchange all or substantially all of the assets of the Trust, or any series or class thereof, in dissolution of the Trust, or any series or class thereof. The Agreement and Declaration of Trust permits the termination of the Trust or of any series or class of the Trust by the Trustees without shareholder approval. However, the exercise of such authority by the Board of Trustees without shareholder approval may be subject to certain restrictions or limitations under the 1940 Act.

             ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Shares of the Portfolio are sold on a continuous basis by the Trust's distributor, FDCC. FDCC is a registered broker/dealer with principal offices located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235. FDCC has agreed to use appropriate efforts to solicit all purchase orders.

The Trust may suspend the right of redemption or postpone the date of payment for shares for more than seven days during any period when (a) trading in the markets the Portfolio normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists making disposal of a Portfolio's investments or determination of its net asset value not reasonably practicable; (b) the New York Stock Exchange is closed (other than customary weekend and holiday closings); or (c) the SEC has by order permitted such suspension.

                         ADDITIONAL INFORMATION ON TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Portfolio and its investors. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Portfolio or its investors, and the discussion here and in the Prospectuses is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code (the "Code") and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Shares of the Portfolio will be purchased by life insurance companies for their separate accounts under variable annuity contracts and variable life insurance policies and by other entities under qualified pension and retirement plans. Under the provisions of the Code currently in effect, net income and net realized capital gains of the Portfolio are not currently taxable when left to accumulate within a variable annuity contract or variable life insurance policy or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from a fund and federal income taxation of owners of the company's variable annuity contracts or variable life insurance policies, refer to the life insurance company's variable annuity contract or variable life insurance prospectus. You should consult with your tax adviser regarding the federal, state and local tax treatment of withdrawals or distributions from your qualified pension or retirement plan.

In order to qualify as a regulated investment company under the Internal Revenue Code (the "Code"), the Portfolio must comply with certain distribution, diversification, source of income and other applicable requirements. If for any taxable year the Portfolio does not qualify for the special federal tax treatment afforded regulated investment companies, all of the Portfolio's taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, the Portfolio's distributions to segregated asset accounts holding shares of the Portfolio may be taxable as ordinary income to the extent of the Portfolio's current and accumulated earnings and profits. A failure of the Portfolio to qualify as a regulated investment company could also result in the loss of the tax-favored status of variable annuity contracts and variable life insurance policies based on a segregated asset account which invests in the Portfolio.

The Portfolio intends to seek to qualify for, and elect to be treated as a Regulated Investment Company ("RIC") under the Code. As a RIC, the Portfolio would not be subject to federal income taxes on the net investment income and net realized capital gains that the Fund distributes to the Portfolio's shareholders.

Accordingly, the Portfolio must, among other requirements, receive at least 90% of the Portfolio's gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to the Portfolio's investments in stock, securities, and foreign currencies, and net income derived from an interest in a qualified publicly traded partnership (the "90% Test"). A second requirement for qualification as a RIC is that a fund must diversify its holdings so that, at the end of each fiscal quarter of the Portfolio's taxable year: (a) at least 50% of the market value of the Portfolio's total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Portfolio's total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets are invested in the securities (other than U.S. Government securities or securities of other RICs) of any one issuer or two or more issuers which the Portfolio controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnership (the "Asset Test").

In addition, the Portfolio must distribute at least 90% of its investment company taxable income (which generally includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses less operating expenses, but determined without any deduction for dividends paid to shareholders) and at least 90% of its net tax-exempt interest income, if any, for each tax year to its shareholders. If the Portfolio meets all of the RIC requirements, it will not be subject to federal income tax on any of its net investment income or capital gains that it distributes to shareholders

Although the Portfolio intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, the Portfolio will be subject to federal income taxation to the extent any such income or gains are not distributed.

Excise Tax Distribution Requirements - To avoid federal excise taxes, the Internal Revenue Code requires a fund to distribute to shareholders by December 31 of each year, at a minimum the following amounts: 98% of its taxable ordinary income earned during the twelve month period ending October 31 of such calendar year, and 100% of any undistributed amounts from the prior year. The Portfolio intends to declare and pay these amounts in December (or in January which must be treated by you as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes. Under Code Section 817(h), a segregated asset account upon which a variable annuity contract or variable life insurance policy is based must be "adequately diversified." A segregated asset account will be adequately diversified if it complies with certain diversification tests set forth in Treasury regulations. If a regulated investment company satisfies certain conditions relating to the ownership of its shares, a segregated asset account investing in such investment company will be entitled to treat its pro rata portion of each asset of the investment company as an asset for purposes of these diversification tests. The Portfolio intends to meet these ownership conditions and to comply with the diversification tests noted above. Accordingly, a segregated asset account investing solely in shares of the Portfolio will be adequately diversified. However, a failure of the Portfolio to meet such conditions and to comply with such tests could cause the owners of variable annuity contracts and variable life insurance policies based on such account to recognize ordinary income each year in the amount of any net appreciation of such contract or policy during the year (including the annual cost of life insurance, if any, provided under such policy).

The Treasury Department has indicated that in regulations or revenue rulings under Section 817(d) of the Code (relating to the definition of a variable contract), it will provide guidance on the extent to which contract or policy owners may direct their investments to particular subaccounts without being treated as owners of the underlying shares. It is possible that when such regulations or rulings are issued, contracts or policies may need to be modified to comply with them.

The Internal Revenue Service has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 subaccounts and make not more than one transfer per month without charge did not result in the owner of a contract or policy being treated as the owner of the assets in the subaccount under the investment control doctrine.

Provided that the Portfolio and a segregated asset account investing in the Portfolio satisfy the above requirements, any distributions from the Portfolio to such account will be exempt from current federal income taxation to the extent that such distributions accumulate in a variable annuity contract or a variable life insurance policy.

With respect to investments in zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a fund will be required to include as part of its current income the imputed interest on such obligations even though the Portfolio has not received any interest payments on such obligations during that period. Because the Portfolio distributes all of its net investment income to its shareholders, a fund may have to sell fund securities to distribute such imputed income which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in taxable gain or loss.

Persons investing in a variable annuity contract or variable life insurance policy offered by a segregated asset account investing in the Portfolio should refer to the prospectus with respect to such contract or policy for further tax information.

The foregoing discussion of federal income tax consequences is based on tax laws and regulations in effect on the date of this SAI and is subject to change by legislative or administrative action. Each prospective investor should consult his or her own tax adviser as to the tax consequences of investments in the Portfolio.

                             INVESTMENT PERFORMANCE

For purposes of quoting and comparing the performance of the Portfolio to that of other mutual funds and to relevant indices in advertisements or in reports to shareholders, performance will be stated in terms of total return or yield. Both "total return" and "yield" figures are based on the historical performance of the Portfolio, show the performance of a hypothetical investment and are not intended to indicate future performance.

Yields and total returns quoted for the Portfolio include the effect of deducting the Portfolio's expenses, but may not include charges and expenses attributable to a particular variable annuity contract or variable life insurance policy. Since shares of the Portfolio can be purchased only through a variable annuity contract or variable life insurance policy, you should carefully review the prospectus of the variable annuity contract or variable life insurance policy you have chosen for information on relevant charges and expenses. Including these charges in the quotations of the Portfolio's yield and total return would have the effect of decreasing performance. Performance information for the Portfolio must always be accompanied by, and be reviewed with, performance information for the insurance product which invests in the Portfolio. In addition, the performance quoted will include the impact of any expense limitation agreement then in effect. Accordingly, the total return or yield may be higher than if no such expense limitation were in place.

Yield Information -- From time to time, the Portfolio may advertise a yield figure. A portfolio's yield is a way of showing the rate of income the portfolio earns on its investments as a percentage of the portfolio's share price. Under the rules of the SEC, yield must be calculated according to the following formula:

                             6
           Yield  = 2[(a-b+ 1) -1]
                       ---
                       cd

     Where:

a  =    dividends and interest earned during the period.
b  =    expenses accrued for the period (net of reimbursements).
c  =    the   average   daily   number   of  shares   outstanding   during
        the period that were entitled to receive       dividends.
d  =    the  maximum   offering  price  per  share  on  the  last  day  of
        the  period.

The Portfolio's yield, as used in advertising, is computed by dividing the Portfolio's interest and dividend income for a given 30-day period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by a Portfolio's net asset value ("NAV") at the end of the period and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond mutual funds. Dividends from equity investments are treated as if they were accrued on a daily basis, solely for the purposes of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income.

Capital gains and losses generally are excluded from the calculation. Income calculated for the purpose of calculating a Portfolio's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Portfolio may differ from the rate of distributions the Portfolio paid over the same period or the rate of income reported in the Portfolio's financial statements.

Total Return Performance -- Total return quotations used by the Portfolio are based upon standardized methods of computing performance mandated by the SEC. The average annual total return of the Portfolio is calculated according to the following formula:

                  n
           P(1+ T) = ERV

Where:

P   =    a hypothetical initial payment $1,000
T   =    average annual total return
n   =    number of years (l, 5 or 10)
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods (or fractional portion thereof).

The average annual total return will be calculated under the foregoing formula and the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover prescribed periods. When the period since inception is less than one year, the total return quoted will be the aggregate return for the period. In calculating the ending redeemable value, all dividends and distributions by the Portfolio are assumed to have been reinvested at NAV as described in the prospectus on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the prescribed periods (or fractional portions thereof) that would equate the initial amount invested to the ending redeemable value.

Based on the foregoing, the average annual total return for the periods or years indicated would be:

                           Periods ended December 31, 2007

             One Year      Five Years         Ten Years     Since Inception(1)

              8.54%         13.21%             N/A           12.31%

(1) Commencement of operations was September 20, 2002.

The Portfolio may also from time to time include in such advertising an aggregate total return figure or an average annual total return figure that is not calculated according to the formula set forth above in order to compare more accurately the Portfolio's performance with other measures of investment return. The Portfolio may quote an aggregate total return figure in comparing the Portfolio's total return with data published by Lipper Analytical Services, Inc. or with the performance of various indices including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, Russell Indices, the Value Line Composite Index, the Lehman Brothers Bond, Government Corporate, Corporate and Aggregate Indices, Merrill Lynch Government & Agency Index, Merrill Lynch Intermediate Agency Index, Morgan Stanley Capital International Europe, Australia, Far East Index or the Morgan Stanley Capital International World Index. For such purposes, the Portfolio calculates its aggregate total return for the specified periods of time by assuming the investment of $1,000 in shares of the Portfolio and assuming the reinvestment of each dividend or other distribution at NAV on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value. To calculate its average annual total return, the aggregate return is then annualized according to the SEC's formula for total return quotes outlined above.

The Portfolio may also advertise the performance rankings assigned by various publications and statistical services, including but not limited to, SEI, Lipper Mutual Performance Analysis, Intersec Research Survey of Non-U.S. Equity Portfolio Returns, Frank Russell International Universe, and any other data which may be reported from time to time by Dow Jones & Company, Morningstar, Inc., Chase Investment Performance, Wilson Associates, Stanger, CDA Investment Technologies, Inc., the Consumer Price Index ("CPI"), The Bank Rate Monitor National Index, or IBC/Donaghue's Average U.S. Government and Agency, or as appears in various publications, including but not limited to, The Wall Street Journal, Forbes, Barron's Fortune, Money Magazine, The New York Times, Financial World, Financial Services Week, USA today and other national or regional publications.

                              FINANCIAL INFORMATION

Financial Highlights, Statements and Reports of Independent Accountants. You can receive free copies of reports, request other information and discuss your questions about the Portfolio by contacting the Portfolio directly at:

                              WORLD INSURANCE TRUST
                       8730 Stony Point Parkway, Suite 205
                            Richmond, Virginia 23235
                            Telephone: (800) 653-1035
                      e-mail: mail@shareholderservices.com


The Annual Report for the fiscal year end December 31, 2007 has been filed with the SEC. The financial statements contained in the Annual Report are incorporated by reference into this SAI. The financial statements and financial highlights for the Portfolio included in the Annual Report have been audited by the Portfolio's independent registered public accounting firm, Tait, Weller & Baker LLP, whose report thereon also appears in such Annual Report and is also incorporated herein by reference. No other parts of the Annual Report are incorporated by reference herein. The financial statements in such Annual Report have been incorporated herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

                                                                     Appendix  A

                             CSI CAPITAL MANAGEMENT

                        Proxy and Corporate Action Voting
                             Policies and Procedures

I.    POLICY.

CSI Capital Management (the "Adviser") acts as a discretionary investment adviser for various clients, including clients governed by the Employee Retirement Income Security Act of 1974 ("ERISA") and registered open-end management investment companies (i.e., "mutual funds"). The Adviser is registered with the U.S. Securities and Exchange Commission (the "SEC") as an investment adviser pursuant to the Investment Advisers Act of 1940, as amended (the "Advisers Act"). Some of the Adviser's clients have delegated to the Adviser the authority to vote proxies or act with respect to corporate actions that may arise with respect to securities held within such client's investment portfolio. Corporate actions may include, for example and without limitation, tender offers or exchanges, bankruptcy proceedings, and class actions. The Adviser's authority to vote proxies or act with respect to other corporate actions is established through the delegation of discretionary authority under its investment advisory agreements. Therefore, unless a client (including a "named fiduciary" under ERISA) specifically reserves the right, in writing, to vote its own proxies or to take shareholder action with respect to other corporate actions requiring shareholder actions, the Adviser will vote all proxies and act on all other actions in a timely manner as part of its full discretionary authority over client assets in accordance with these policies and procedures.

When voting proxies or acting with respect to corporate actions on behalf of clients, the Adviser's utmost concern is that all decisions be made solely in the best interests of the client (and for ERISA accounts, plan beneficiaries and participants, in accordance with the letter and spirit of ERISA). The Adviser will act in a prudent and diligent manner intended to enhance the economic value of the assets in the client's account.

II.   PURPOSE.

The purpose of these policies and procedures is to memorialize the procedures and policies adopted by the Adviser to enable it to comply with its fiduciary responsibilities to clients and the requirements of Rule 206(4)-6 under the Advisers Act. These policies and procedures also reflect the fiduciary standards and responsibilities set forth by the Department of Labor for ERISA accounts.

III.  PROCEDURES.

The Adviser is ultimately responsible for ensuring that all proxies received are voted in a timely manner and in a manner consistent with the Adviser's determination of the client's best interests. Although many proxy proposals may be voted in accordance with the Guidelines described in Section V below, some proposals require special consideration which may dictate that the Adviser makes an exception to the Guidelines.

The Adviser is also responsible for ensuring that all corporate action notices or requests which require shareholder action that are received are addressed in a timely manner and consistent action is taken across all similarly situated client accounts.

A.    Conflicts of Interest.

Where a proxy proposal raises a material conflict between the Adviser's interests and a client's interest, including a mutual fund client, the Adviser will resolve such a conflict in the manner described below:

1. Vote in Accordance with the Guidelines. To the extent that the Adviser has little or no discretion to deviate from the Guidelines with respect to the proposal in question, the Adviser shall vote in accordance with such pre-determined voting policy.

2. Obtain Consent of Clients. To the extent that the Adviser has discretion to deviate from the Guidelines with respect to the proposal in question, the Adviser will disclose the conflict to the relevant clients and obtain their consent to the proposed vote prior to voting the securities. The disclosure to the client will include sufficient detail regarding the matter to be voted on and the nature of the conflict so that the client will be able to make an informed decision regarding the vote. If a client does not respond to such a conflict disclosure request or denies the request, the Adviser will abstain from voting the securities held by that client's account.

3.    Client   Directive   to   Use   an   Independent    Third   Party.
      Alternatively, a client may, in writing, specifically direct the Adviser to forward all proxy matters in which the Adviser has a conflict of interest regarding the client's securities to an identified independent third party for review and recommendation. Where such independent third party's recommendations are received on a timely basis, the Adviser will vote all such proxies in accordance with such third party's recommendation. If the third party's recommendations are not timely received, the Adviser will abstain from voting the securities held by that client's account.

      The Adviser will review the proxy proposal for conflicts of interest as part of the overall vote review process. All material conflicts of interest so identified will be addressed as described above in this
      Section III, A.

B.    Limitations.

In certain circumstances, in accordance with a client's investment advisory agreement (or other written directive) or where the Adviser has determined that it is in the client's best interest, the Adviser will not vote proxies received. The following are certain circumstances where the Adviser will limit its role in voting proxies:

1. Client Maintains Proxy Voting Authority. Where a client specifies in writing that it will maintain the authority to vote proxies itself or that it has delegated the right to vote proxies to a third party, the Adviser will not vote the securities and will direct the relevant custodian to send the proxy material directly to the client. If any proxy material is received by the Adviser for such account, it will promptly be forwarded to the client or specified third party.

2. Terminated Account. Once a client account has been terminated in accordance with its investment advisory agreement, the Adviser will not vote any proxies received after the termination date. However, the client may specify in writing that proxies should be directed to the client (or a specified third party) for action.

3. Limited Value. If the Adviser determines that the value of a client's economic interest or the value of the portfolio holding is indeterminable or insignificant, the Adviser may abstain from voting a client's proxies. The Adviser also will not vote proxies received for securities which are no longer held by the client's account. In addition, the Adviser generally will not vote securities where the economic value of the securities in the client account is less than $500.

4. Securities Lending Programs. When securities are out on loan, they are transferred into the borrower's name and are voted by the borrower, in its discretion. However, where the Adviser determines that a proxy vote (or other shareholder action) is materially important to the client's account, the Adviser may recall the security for the purposes of voting.

5. Unjustifiable Costs. In certain circumstances, after doing a cost-benefit analysis, the Adviser may abstain from voting where the cost of voting a client's proxy would exceed any anticipated benefits from the proxy proposal.




IV.   RECORD KEEPING.

In accordance with Rule 204-2 under the Advisers Act, the Adviser will maintain for the time periods set forth in the Rule: (i) these proxy voting procedures and policies, and all amendments thereto; (ii) all proxy statements received regarding client securities (provided however, that the Adviser may rely on the proxy statement filed on EDGAR as its records); (iii) a record of all votes cast on behalf of clients; (iv) records of all written client requests for proxy voting information; (v) a copy of any written response made by the Adviser to any written or oral client request for proxy voting information; (vi) any documents prepared by the Adviser that were material to making a decision on how to vote or that memorialized the basis for the decision; and (vii) all records relating to requests made to clients regarding conflicts of interest in voting the proxy.

The Adviser will describe in its Form ADV, Part II (or other brochure fulfilling the requirement of Rule 204-3 under the Advisers Act) its proxy voting policies and procedures and will inform clients how they may obtain information on how the Adviser voted proxies with respect to the clients' portfolio securities. The Adviser will also provide to each mutual fund client a copy of its policies and procedures. Clients may obtain information on how their securities were voted or a copy of the policies and procedures by written request addressed to the Adviser.

The Adviser will coordinate with all mutual fund clients to assist in the provision of all information required to be filed by such mutual funds on Form N-PX. Form N-PX will provide information concerning each matter relating to a portfolio security considered at any shareholder meeting with respect to which a mutual fund was entitled to vote. Each Form N-PX will need to be filed no later than August 31st of each year, and will cover all proxy votes with respect to which a mutual fund was entitled to vote for the period July 1st through June 30th. The Adviser shall maintain and provide the following information concerning any shareholder meetings with respect to which a mutual fund they manage was entitled to vote:

o     the name of the issuer of the portfolio security;
o     the exchange ticker symbol of the portfolio security(1);
o     the CUSIP number of the portfolio security(1);
o     the shareholder meeting date;
o     a brief description of the matter voted on;
o     whether   the  matter   was  put   forward  by  the  issuer  or  a
      shareholder;
o     whether the mutual fund voted;
o     how the mutual fund cast its vote; and
o     whether the mutual fund cast its vote for or against management.

V.    GUIDELINES.

Each proxy issue will be considered individually. The following guidelines are a partial list to be used in voting proposals contained in the proxy statements, but will not be used as rigid rules.

A.    Oppose.

The Adviser will generally vote against any management proposal that clearly has the effect of restricting the ability of shareholders to realize the full potential value of their investment. Proposals in this category would include:

1. Issues regarding the issuer's board entrenchment and anti-takeover measures such as the following: a. Proposals to stagger board members' terms; b. Proposals to limit the ability of shareholders to call special meetings; c. Proposals to require super majority votes; d. Proposals requesting excessive increases in authorized common or preferred shares where management provides no explanation for the use or need of these additional shares; e. Proposals regarding "fair price" provisions; f. Proposals regarding "poison pill" provisions; and g. Permitting "green mail".

2.    Providing cumulative voting rights.

B.    Approve.

Routine proposals are those which do not change the structure, bylaws, or operations of the corporation to the detriment of the shareholders. Given the routine nature of these proposals, proxies will nearly always be voted with management. Traditionally, these issues include:

1. Election of independent accountants recommended by management, unless seeking to replace if there exists a dispute over policies.

2.    Date and place of annual meeting.

3.    Limitation on charitable contributions or fees paid to lawyers.

4. Ratification of directors' actions on routine matters since previous annual meeting.

5. Confidential voting. Confidential voting is most often proposed by shareholders as a means of eliminating undue management pressure on shareholders regarding their vote on proxy issues. The Adviser will generally vote to approve these proposals as shareholders can later divulge their votes to management on a selective basis if a legitimate reason arises.

6.    Limiting directors' liability.

7. Eliminate preemptive rights. Preemptive rights give current shareholders the opportunity to maintain their current percentage ownership through any subsequent equity offerings. These provisions are no longer common in the U.S., and can restrict management's ability to raise new capital.

8. The Adviser will generally vote to approve the elimination of preemptive rights, but will oppose the elimination of listed preemptive rights, e.g., on proposed issues representing more than an acceptable level of total dilution.

9.    Employee Stock Purchase Plans.

10.   Establish 40 1(k) Plans.

C.    Case-By-Case.

The Adviser will review each issue in this category on a case-by-case basis. Voting decisions will he made based on the financial interest of the client involved. These matters include proposals to:

1.    Pay directors solely in stock;

2.    Eliminate director's mandatory retirement policy;

3.    Rotate annual meeting location or date;

4.    Changes in the state of incorporation;

5.    Social and corporate responsibility issues;

6.    Option and stock grants to management and directors; and

7. Allowing indemnification of directors and/or officers after reviewing the applicable laws and extent of protection requested.

D.    Investment Company Issues.

From time to time the Adviser will have to vote shares of investment company securities that may be held in a client's account. These matters generally include proposals to:

1.    Elect directors or trustees;

2.    Ratify or approve independent accountants;

3.    Approve a new investment adviser or sub-adviser;

4.    Approve a change to an investment advisory fee;

5.    Approve a Distribution (i.e., Rule 12b-1) Plan;

6. Approve a change in a fundamental investment objective, policy or limitation;

7.    Approve a change in the state of incorporation; and

8.    Approve a plan of reorganization or merger.

The Adviser will generally vote with management's recommendation on the election of directors and trustees, the approval of independent accountants, the approval of a change in a fundamental investment objective, policy or limitation, and the approval of a change in the state of incorporation. On the approval of a new investment adviser or sub-adviser, approval of a change in investment advisory fee, approval of a distribution (i.e., Rule 12b-1) plan, or the approval of a plan of reorganization or merger, the Adviser will review each issue on a case-by-case basis. Voting decisions will be made based on the financial interest of the client involved.
------------------------------------------------------------------------

The exchange ticker symbol and CUSIP number may be difficult to obtain for certain portfolio securities, such as foreign issuers. Accordingly, such information may be omitted if it's not available through reasonably practicable means.

PART C - OTHER INFORMATION

Item 23.  Exhibits.

(a)        Articles of Incorporation.

(a)(1) Certificate of Trust of The World Insurance Trust (the "Registrant") dated March 18, 2002, as filed with the Secretary of State of Delaware on March 19, 2002 is incorporated herein by reference to Exhibit 23(a)(1) of the Registrant's Registration Statement on Form N-1A (File Nos. 333-85528 and 811-21072), as
           filed with the U.S. Securities and Exchange Commission (the "SEC") on April 4, 2002.

(a)(2) Agreement and Declaration of Trust of the Registrant dated March 18, 2002 is incorporated herein by reference to Exhibit 23(a)(2) of the Registration Statement on Form N-1A (File Nos. 333-85528 and 811-21072), as filed with the SEC on April 4, 2002.

(b)        By-Laws.

(b)(1)     By-Laws of the Registrant are incorporated herein by reference to
           Exhibit 23(b)(1) of the Registration Statement on Form N-1A (File Nos. 333-85528 and 811-21072), as filed with the SEC on April 4, 2002.

(c)        Instruments Defining Rights of Security Holders.

           See Articles II, VI and VII of the Agreement and Declaration of Trust, which is incorporated herein by reference to Exhibit 23(a)(2) of the Registration Statement on Form N-1A (File Nos. 811-21072 and 333-85528), as filed with the SEC on April 4, 2002.

(d)        Investment Advisory Contracts.

(d)(1) Investment Management Agreement dated August 23, 2002 between CSI Capital Management, Inc. and the Registrant with respect to the CSI Equity Portfolio, is incorporated herein by reference to Exhibit 23(d)(1) of Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A (File Nos. 811-21072 and 333-85528), as filed with the SEC on April 26, 2005.

(e)        Underwriting Contracts.

(e)(1) Distribution Agreement dated August 23, 2006 between First Dominion Capital Corporation and the Registrant is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A (File Nos. 811-21072 and 333-85528), as filed with the SEC on May 1, 2007.

(f)        Bonus or Profit Sharing Contracts.

                Not Applicable.

(g)        Custodian Agreements.

(g)(1) Custodian Agreement dated November 8, 2004 between UMB Bank, N.A. and the Registrant is incorporated herein by reference to Exhibit 23(g)(2) of Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A (File Nos. 811-21072 and 333-85528), as filed with the SEC on April 26, 2005.

(h)        Other Material Contracts.

(h)(1)     Administrative Services Agreement.

(h)(1)(a) Administrative Services Agreement dated August 23, 2006 between Commonwealth Shareholder Services, Inc. and the Registrant is incorporated herein by reference to Exhibit (h)(1)(a) of Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A (File Nos. 811-21072 and 333-85528), as filed with the SEC on May 1, 2007.

(h)(2)     Transfer Agent Agreement.

(h)(2)(a) Transfer Agency and Services Agreement dated August 23, 2006 between Fund Services, Inc. and the Registrant is incorporated herein by reference to Exhibit (h)(2)(a) of Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A (File Nos. 811-21072 and 333-85528), as filed with the SEC on May 1, 2007.

(h)(3)     Fund Accounting Agreement.

(h)(3)(a) Accounting Services Agreement dated August 23, 2006, with amended and restated Schedule A dated October 12, 2006 and amended and restated Schedule B dated February 15, 2007, between Commonwealth Fund Accounting, Inc. and the Registrant is incorporated herein by reference to Exhibit (h)(3)(a) of Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A (File Nos. 811-21072 and 333-85528), as filed with the SEC on May 1, 2007.

(h)(4)     Participation Agreements.

(h)(4)(a) Fund Participation Agreement dated August 23, 2002 by and among the Registrant, First Dominion Capital Corp., CSI Capital Management, Inc. and John Hancock Variable Life Insurance Company is incorporated herein by reference to Exhibit 23(h)(4) of Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A (File Nos. 811-21072 and 333-85528), as filed with the SEC on April 26, 2005.

(h)(4)(b) Fund Participation Agreement dated August 23, 2002 by and among the Registrant, First Dominion Capital Corp., CSI Capital Management, Inc. and John Hancock Variable Life Insurance Company is incorporated herein by reference to Exhibit 23(h)(5) of Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A (File Nos. 811-21072 and 333-85528), as filed with the SEC on April 26, 2005.

(h)(6)     Expense Limitation Agreement.

(h)(6)(a) Expense Limitation Agreement dated September 1, 2002 by and between CSI Capital Management, Inc., Commonwealth Shareholder Services, Inc. and the Registrant is incorporated herein by reference to Exhibit 23(h)(6) of of Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A (File Nos. 811-21072 and 333-85528), as filed with the SEC on April 26, 2005.

(i)        Legal Opinion.

(i)(1)     Opinion of Morgan, Lewis & Bockius LLP is filed herewith.

(j)        Other Opinions.

(j)(1)     Opinion and Consent of Tait, Weller and Baker LLP is filed herewith.

(k)        Omitted Financial Statements.

                Not Applicable.

(l) Initial Capital Agreements.

                Not Applicable.

(m) Rule 12b-1 Plan.

                Not Applicable.

(n) Rule 18f-3 Plan.

                Not Applicable.

(o)        Reserved.

(p)        Code of Ethics.

(p)(1) Combined Code of Ethics of the Registrant, The World Funds, Inc. and Satuit Capital Management Trust is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A (File Nos. 811-21072 and 333-85528), as filed with the SEC on May 1, 2007.

(q)        Powers of Attorney.

(q)(1) Powers of Attorney for Messrs. Samuel Boyd, Jr., Paul M. Dickinson, Joseph F. Mastoloni and William E. Poist are incorporated herein by reference to Exhibit (q)(1) of Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A (File Nos. 811-21072 and 333-85528), as filed with the SEC on May 1, 2007.

Item 24. Persons Controlled by or under Common Control with the Fund.

      The Registrant is not controlled by or under common control with any person. The Registrant may be deemed to be controlled by its Board of Trustees.

Item 25.  Indemnification.

           Reference is made to Article VIII of the Registrant's Agreement and Declaration of Trust, which is incorporated herein by reference to Exhibit 23(a)(1) of the Registration Statement. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant, the Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item  26.  Business  and  other  Connections  of  the  Investment
Adviser.

           The list required by this Item 26 as to any other business, profession, vocation or employment of a substantial nature in which the investment adviser, and each director, officer or partner of such investment adviser, is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee, is incorporated herein by reference to Schedules A and D of the investment adviser's Form ADV listed opposite such investment adviser's name below, which is currently on file with the SEC as required by the Investment Advisers Act of 1940, as amended.

Name of Investment Adviser             Form ADV File Number
--------------------------             --------------------
CSI Capital Management, Inc.           801-14549

Item 27.  Principal Underwriters.

(a) First Dominion Capital Corp. also acts as underwriter to Vontobel Funds, Inc., The World Funds, Inc. and Satuit Capital Management Trust.

(b) First Dominion Capital Corp.

      The information required by this Item 27(b) with respect to each director, officer or partner of First Dominion Capital Corp. is incorporated herein by reference to Schedule A of Form BD, filed by First Dominion Capital Corp. with the SEC pursuant to the Securities Exchange Act of 1934, as amended (File No. 8-33719).

(c) Not Applicable.

Item 28.  Location of Accounts and Records.

      The accounts, books or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

(a) CSI Capital Management, Inc. 445 Bush Street, 5th Floor San Francisco, CA 94108 (records relating to its function as investment adviser to the CSI Equity Portfolio).

(b) UMB Bank, N.A., 928 Grand Boulevard, 5th Floor, Kansas City, MO 64106 (records relating to its functions as custodian for the CSI Equity Portfolio).

(c) Fund Services, Inc. 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 (records relating to its function as transfer agent to the CSI Equity Portfolio).

(d) Commonwealth Fund Accounting 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 (records relating to its function as accounting services agent to the CSI Equity Portfolio).

(e) Commonwealth Shareholder Services, Inc. 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 (records relating to its function as administrator to the CSI Equity Portfolio).

(f) First Dominion Capital Corp. 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 (records relating to its function as distributor for the CSI Equity Portfolio).

Item 29.  Management Services.

      There are no management-related service contracts not otherwise discussed in Parts A or B of this Form.

Item 30.  Undertakings.

        None

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 8 to the Registrant's Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Richmond, Commonwealth of Virginia on the 30th day of April 2008.

                                       The World Insurance Trust

                                        By: /s/ John Pasco, III
                                     -----------------------
                                       John Pasco, III
                                       Chairman of the Board of
                                       Trustees, President and
                                       Chief Executive Officer

      Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 8 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated below.

Signature                 Title                     Date

                          Chairman of the Board of       April 30, 2008
John Pasco, III           Trustees, President and Chief
                                Executive Officer
                 *
------------------------
Samuel Boyd, Jr.          Trustee                        April 30, 2008

                 *
------------------------
Paul M. Dickinson         Trustee                        April 30, 2008

                 *
------------------------
Joseph F. Mastoloni       Trustee                        April 30, 2008

                 *
------------------------
William E. Poist          Trustee                        April 30, 2008


Karen Shupe               Treasurer and Chief Financial  April 30, 2008
                          Officer


*By: /s/ John Pasco,III
    ----------------------
     John Pasco, III
    Attorney-in-fact pursuant to Powers of Attorney filed herewith.

                                INDEX TO EXHIBITS

EXHIBIT NO.                            DESCRIPTION
Ex-99.I1                               Opinion of Morgan, Lewis & Bockius
                                       LLP

Ex-99.J1                               Opinion and Consent of Tait, Weller
                                       & Baker LLP

                                                               EXHIBIT EX-99.I1

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004





April 29, 2008


The World Insurance Trust
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Re:   Opinion of Counsel Regarding Post-Effective Amendment No. 8 to the
      -------------------------------------------------------------------
      Registration Statement filed on Form N-1A under the Securities Act
      -------------------------------------------------------------------
      of 1933 (File Nos. 333-85528 and 811-21072)

Ladies and Gentlemen:

We have acted as counsel to The World Insurance Trust, a Delaware statutory trust (the "Trust"), in connection with Post-Effective Amendment No. 8 to the Trust's registration statement on Form N-1A (the "Amendment"). This opinion is being delivered to you in connection with the Trust's filing of the Amendment, which relates to the issuance of the Trust's shares of beneficial interest, no par value (collectively, the "Shares"). The Amendment will be filed with the U.S. Securities and Exchange Commission (the "Commission") pursuant to Rule 485(b) under the Securities Act of 1933 (the "1933 Act"). With your permission, all assumptions and statements of reliance herein have been made without any independent investigation or verification on our part except to the extent otherwise expressly stated, and we express no opinion with respect to the subject matter or accuracy of such assumptions or items relied upon.

In connection with this opinion, we have reviewed, among other things, executed copies of the following documents:

(a)   a certificate of the State of Delaware as to the existence of the Trust;

(b) the Agreement and Declaration of Trust and any amendments or supplements thereto (the "Declaration of Trust") and the By-Laws of the Trust, and any amendments or supplements thereto (the "By-Laws");

(c) a certificate executed by Karen Shupe, Secretary of the Trust, certifying as to the validity of the Declaration of Trust and By-Laws; and certain resolutions adopted by the Board of Trustees of the Trust authorizing the issuance of the Shares;

(d) a certificate executed by Karen Shupe, Secretary of the Trust, certifying as to the number of Shares of common stock validly registered with the State of Delaware and properly allocated and outstanding for the CSI Equity Portfolio, a series of the Trust; and

(e)   a draft of the Amendment.

In our capacity as counsel to the Trust, we have examined the originals, or certified, conformed or reproduced copies, of all records, agreements, instruments and documents as we have deemed relevant or necessary as the basis for the opinion hereinafter expressed.

In all such examinations, we have assumed the legal capacity of all natural persons executing documents, the genuineness of all signatures, the authenticity of all original or certified copies, and the conformity to original or certified copies of all copies submitted to us as conformed or reproduced copies. As to various questions of fact relevant to such opinion, we have relied upon, and assume the accuracy of, certificates and oral or written statements of public officials and officers or representatives of the Trust. We have assumed that the Amendment, as filed with the Commission, will be in substantially the form of the draft referred to in paragraph (d) above.

Based upon, and subject to, the limitations set forth herein, we are of the opinion that the Shares, when issued and sold in accordance with the Declaration of Trust and By-Laws, and for the consideration described in the Amendment, will be legally issued, fully paid and non-assessable under the laws of the State of Delaware.

We hereby consent to the filing of this opinion as an exhibit to the Amendment. In giving this consent, we do not concede that we are in the category of persons whose consent is required under Section 7 of the 1933 Act.

Very truly yours,


/s/ Morgan, Lewis & Bockius LLP

                                                                EXHIBIT Ex-99.J1

CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM





We consent to the references to our firm in the Post-Effective Amendment to the Registration Statement on Form N-1A of The World Insurance Trust and to the use of our report dated February 28, 2008 on the financial statements and financial highlights of CSI Equity Portfolio. Such financial statements and financial highlights appear in the 2007 Annual Report to Shareholders which is incorporated by reference into the Statement of Additional Information.





                                     TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
April 30, 2008